UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: MARCH 31, 2016

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BALANCED INCOME FUND
March 31, 2016

Shares or
Principal
Amount			Security			Value
			COMMON STOCKS-39.2%
			Consumer Discretionary-4.4%
1,100			American Eagle Outfitters, Inc.			$ 18,337
1,450			Ford Motor Company			19,575
600			Johnson Controls, Inc.			23,382
500			L Brands, Inc.			43,905
900			Newell Rubbermaid, Inc.			39,861
750			Regal Entertainment Group - Class "A"			15,855
1,700			Stein Mart, Inc.			12,461
1,500			Travelport Worldwide, Ltd.			20,490
650			Tupperware Brands Corporation			37,687
100			Whirlpool Corporation			18,034
300			Wyndham Worldwide Corporation			22,929
						272,516
			Consumer Staples-5.8%
1,150			Altria Group, Inc.			72,059
700			Coca-Cola Company			32,473
1,050			Koninklijke Ahold NV (ADR)			23,562
400			Nu Skin Enterprises, Inc. - Class "A"			15,300
500			PepsiCo, Inc.			51,240
850			Philip Morris International, Inc.			83,393
250			Procter & Gamble Company			20,578
600			Sysco Corporation			28,038
450			Wal-Mart Stores, Inc.			30,821
						357,464
			Energy-1.9%
100			Chevron Corporation			9,540
250			ExxonMobil Corporation			20,898
250			Marathon Petroleum Corporation			9,295
100			Occidental Petroleum Corporation			6,843
600			PBF Energy, Inc. - Class "A"			19,920
150			Phillips 66			12,989
300			Royal Dutch Shell, PLC - Class "A" (ADR)			14,535
150			Schlumberger, Ltd.			11,062
400			Suncor Energy, Inc.			11,124
						116,206
			Financials-6.4%
350			Ameriprise Financial, Inc.			32,904
700			Banc of California, Inc.			12,250
500			Berkshire Hills Bancorp, Inc.			13,445
1,250			Brixmor Property Group, Inc. (REIT)			32,025
700			Chesapeake Lodging Trust (REIT)			18,522
300			Chubb, Ltd.			35,745
600			Discover Financial Services			30,552
2,150			FelCor Lodging Trust, Inc. (REIT)			17,458
500			JPMorgan Chase & Company			29,610
400			MetLife, Inc.			17,576
250			PNC Financial Services Group, Inc.			21,142
1,543			Sunstone Hotel Investors, Inc. (REIT)			21,602
700			Tanger Factory Outlet Centers, Inc. (REIT)			25,473
700			U.S. Bancorp			28,413
800			Urstadt Biddle Properties, Inc. - Class "A" (REIT)			16,760
700			Waddell & Reed Financial, Inc. - Class "A"			16,478
450			Wells Fargo & Company			21,762
						391,717
			Health Care-4.6%
850			Abbott Laboratories			35,555
900			AbbVie, Inc.			51,408
1,100			GlaxoSmithKline, PLC (ADR)			44,605
500			Johnson & Johnson			54,100
750			Merck & Company, Inc.			39,683
2,000			Pfizer, Inc.			59,280
						284,631
			Industrials-4.2%
400			3M Company			66,652
900			General Electric Company			28,611
400			Honeywell International, Inc.			44,820
250			Lockheed Martin Corporation			55,375
1,600		*	TAL International Group, Inc.			24,704
700			Textainer Group Holdings, Ltd.			10,388
200			Tyco International, PLC			7,342
200			United Technologies Corporation			20,020
						257,912
			Information Technology-5.8%
700			Apple, Inc.			76,293
600			Applied Materials, Inc.			12,708
1,650			Cisco Systems, Inc.			46,975
1,800			HP, Inc.			22,176
700			Intel Corporation			22,645
100			International Business Machines Corporation			15,145
1,000			Maxim Integrated Products, Inc.			36,780
1,150			Microsoft Corporation			63,514
800			QUALCOMM, Inc.			40,912
1,200			Symantec Corporation			22,056
						359,204
			Materials-.7%
200			Praxair, Inc.			22,890
400			RPM International, Inc.			18,932
						41,822
			Telecommunication Services-1.7%
1,500			AT&T, Inc.			58,755
900			Verizon Communications, Inc.			48,672
						107,427
			Utilities-3.7%
800			AGL Resources, Inc.			52,112
500			Black Hills Corporation			30,065
500			Duke Energy Corporation			40,340
750			Exelon Corporation			26,895
1,000			NiSource, Inc.			23,560
450			SCANA Corporation			31,567
400			WEC Energy Group, Inc.			24,028
						228,567
Total Value of Common Stocks (cost $2,360,171)						2,417,466
			CORPORATE BONDS-27.3%
			Automotive-1.7%
$50	M		Johnson Controls, Inc., 5%, 3/30/2020			54,540
50	M		O'Reilly Automotive, Inc., 3.55%, 3/15/2026			51,547
						106,087
			Chemicals-.9%
50	M		Dow Chemical Co., 4.25%, 11/15/2020			54,507
			Energy-1.6%
50	M		Anadarko Petroleum Corp., 5.95%, 9/15/2016			50,874
50	M		Plains All American Pipeline, LP, 5.875%, 8/15/2016			50,230
						101,104
			Financial Services-3.4%
50	M		American International Group, Inc., 3.75%, 7/10/2025			50,037
50	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020			55,993
50	M		Berkshire Hathaway, Inc., 3.4%, 1/31/2022			53,532
50	M		General Electric Capital Corp., 3.1%, 1/9/2023			52,994
						212,556
			Financials-7.0%
50	M		Bank of America Corp., 5.875%, 2/7/2042			60,814
50	M		Capital One Financial Corp., 3.75%, 4/24/2024			51,537
50	M		Citigroup, Inc., 4.5%, 1/14/2022			54,808
50	M		Goldman Sachs Group, Inc., 3.625%, 1/22/2023			51,649
50	M		JPMorgan Chase & Co., 4.5%, 1/24/2022			55,220
50	M		Morgan Stanley, 5.5%, 7/28/2021			57,129
50	M		Visa, Inc., 3.15%, 12/14/2025			52,258
50	M		Wells Fargo & Co., 3.9%, 5/1/2045			50,136
						433,551
			Food/Beverage/Tobacco-1.8%
100	M		Anheuser-Busch InBev Finance, Inc., 4.7%, 2/1/2036			108,280
			Food/Drug-.9%
50	M		CVS Health Corp., 3.875%, 7/20/2025			54,060
			Health Care-.9%
50	M		Gilead Sciences, Inc., 3.65%, 3/1/2026			53,197
			Information Technology-1.6%
50	M		Apple, Inc., 2.5%, 2/9/2025			49,758
50	M		Oracle Corp., 2.95%, 5/15/2025			51,279
						101,037
			Media-Broadcasting-.9%
50	M		Comcast Corp., 4.25%, 1/15/2033			53,346
			Real Estate Investment Trusts-.8%
50	M		Simon Property Group, LP, 3.375%, 10/1/2024			52,367
			Retail-General Merchandise-.9%
50	M		Amazon.com, Inc., 4.8%, 12/5/2034			56,339
			Telecommunication Services-.9%
50	M		AT&T, Inc., 3.8%, 3/15/2022			52,759
			Transportation-1.0%
50	M		Burlington North Santa Fe, LLC, 5.15%, 9/1/2043			58,603
			Utilities-3.0%
50	M		Dominion Resources, Inc., 3.9%, 10/1/2025			51,524
25	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044			26,320
50	M		Ohio Power Co., 5.375%, 10/1/2021			56,955
50	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044			50,558
						185,357
Total Value of Corporate Bonds (cost $1,635,973)						1,683,150
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-13.6%
			Fannie Mae:
100	M		3%, 4/13/2046		(a)	102,586
498	M		3.5%, 11/1/2045 - 4/13/2046		(a)	522,887
200	M		4%, 10/1/2035 - 4/13/2046		(a)	213,876
Total Value of Residential Mortgage-Backed Securities (cost $833,643)						839,349
			U.S. GOVERNMENT OBLIGATIONS-10.9%
			U.S. Treasury Notes:
500	M		0.3772%, 7/31/2017		+	499,777
175	M		0.5722%, 1/31/2018		+	175,246
Total Value of U.S. Government Obligations (cost $674,725)						675,023
			EXCHANGE TRADED FUNDS-2.0%
1,475			iShares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $119,644)			120,493
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-8.1%
			U.S. Treasury Bills:
$250	M		0.275%, 4/14/2016			249,992
250	M		0.347%, 6/16/2016			249,902
Total Value of Short-Term U.S. Government Obligations (cost $499,792)						499,894
Total Value of Investments (cost $6,123,948)				101.1%		6,235,375
Excess of Liabilities Over Other Assets				(1.1)		(65,683)
Net Assets				100.0%		$ 6,169,692

*	Non-income producing

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates on adjustable rate bonds are determined and reset periodically.
The interest rates shown are the rates in effect of March 31, 2016.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	USD	United States Dollar

At March 31, 2016, the cost of investments for federal income tax purposes was
$6,123,948. Accumulated net unrealized appreciation on investments was
$111,427 consisting of $176,664 gross unrealized appreciation and $65,237 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,417,466	$-	$-	$2,417,466
Corporate Bonds	-	1,683,150	-	1,683,150
Residential Mortgage-Backed
Securities	-	839,349	-	839,349
U.S. Government
Obligations	-	675,023	-	675,023
Exchange Traded Funds	120,493	-	-	120,493
Short-Term U.S. Government
Obligations	-	499,894	-	499,894
Total Investments in Securities*	$2,537,959	$3,697,416	$-	$6,235,375

*The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
March 31, 2016

Principal				Interest
Amount		Security		Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-46.4%
		Fannie Mae:
$150	M	4/20/2016		0.19%		$ 149,985
635	M	5/4/2016		0.36		634,792
300	M	5/31/2016		0.33		299,835
500	M	6/14/2016		0.36		499,630
		Federal Home Loan Bank:
250	M	4/20/2016		0.36		249,953
400	M	4/25/2016		0.28		399,925
400	M	4/27/2016		0.34		399,902
400	M	4/29/2016		0.29		399,910
400	M	5/20/2016		0.33		399,823
480	M	5/25/2016		0.40		479,712
		Freddie Mac:
300	M	6/9/2016		0.35		299,799
500	M	7/13/2016		0.43		499,384
Total Value of U.S. Government Agency Obligations (cost $4,712,650)						4,712,650
		VARIABLE AND FLOATING RATE NOTES-19.6%
		Federal Farm Credit Bank:
400	M	4/20/2016		0.50		400,025
140	M	7/15/2016		0.62		139,974
400	M	8/26/2016		0.45		399,947
200	M	10/11/2016		0.46		199,954
		Federal Home Loan Bank:
250	M	4/20/2016		0.39		250,001
200	M	6/22/2016		0.41		200,000
400	M	7/25/2016		0.42		400,000
Total Value of Variable and Floating Rate Notes (cost $1,989,901)						1,989,901
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-29.5%
		U.S. Treasury Bills:
500	M	4/28/2016		0.25		499,905
600	M	5/5/2016		0.27		599,850
400	M	5/12/2016		0.27		399,879
300	M	7/28/2016		0.38		299,626
300	M	7/28/2016		0.39		299,620
		U.S. Treasury Notes:
500	M	5/15/2016		0.30		499,972
400	M	6/30/2016		0.40		401,066
Total Value of Short-Term U.S. Government Obligations (cost $2,999,918)						2,999,918
Total Value of Investments (cost $9,702,469)**			95.5%			9,702,469
Other Assets, Less Liabilities			4.5			459,079
Net Assets			100.0%			$ 10,161,548

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2016.

**	Aggregate cost for federal income tax purposes is the same.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$-	$4,712,650	$-	$4,712,650
Variable and Floating Rate Notes:
U.S. Government Agency Obligations	-	1,989,901	-	1,989,901
Short-Term U.S. Government
Obligations	-	2,999,918	-	2,999,918
Total Investments in Securities	$-	$9,702,469	$-	$9,702,469

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
March 31, 2016

Shares or
Principal
Amount			Security			Value
			COMMON STOCKS-93.3%
			Consumer Discretionary-10.1%
29,400			American Eagle Outfitters, Inc.			$ 490,098
5,787			CBS Corporation - Class "B"			318,806
17,650			Comcast Corporation - Special Shares "A"			1,078,062
7,600			Delphi Automotive, PLC			570,152
44,850			Ford Motor Company			605,475
12,900			Hanesbrands, Inc.			365,586
2,150			Harman International Industries, Inc.			191,436
8,050			Home Depot, Inc.			1,074,111
4,800		*	Jarden Corporation			282,960
12,300			Johnson Controls, Inc.			479,331
2,700			L Brands, Inc.			237,087
3,750			Lear Corporation			416,888
6,900			McDonald's Corporation			867,192
15,600			Newell Rubbermaid, Inc.			690,924
37,400			Regal Entertainment Group - Class "A"			790,636
11,016			Time Warner, Inc.			799,211
8,500			Tupperware Brands Corporation			492,830
4,300			Walt Disney Company			427,033
1,800			Whirlpool Corporation			324,612
6,300			Wyndham Worldwide Corporation			481,509
						10,983,939
			Consumer Staples-9.4%
29,500			Altria Group, Inc.			1,848,470
17,600			Coca-Cola Company			816,464
14,600			CVS Health Corporation			1,514,458
3,850			Dr. Pepper Snapple Group, Inc.			344,267
4,500			Kimberly-Clark Corporation			605,295
3,666			Kraft Heinz Company			288,001
12,000			PepsiCo, Inc.			1,229,760
15,900			Philip Morris International, Inc.			1,559,949
15,300			Procter & Gamble Company			1,259,343
10,200			Wal-Mart Stores, Inc.			698,598
						10,164,605
			Energy-6.9%
1,366			California Resources Corporation			1,407
16,000			Chevron Corporation			1,526,400
21,050			ConocoPhillips			847,683
15,400			Devon Energy Corporation			422,576
16,500			ExxonMobil Corporation			1,379,235
6,500			Halliburton Company			232,180
11,900			Marathon Petroleum Corporation			442,442
14,600			Occidental Petroleum Corporation			999,078
10,500			PBF Energy, Inc. - Class "A"			348,600
12,500			Royal Dutch Shell, PLC - Class "A" (ADR)			605,625
3,600			Schlumberger, Ltd.			265,500
13,200			Suncor Energy, Inc.			367,092
						7,437,818
			Financials-19.8%
28,800			AllianceBernstein Holding, LP (MLP)			674,784
8,550			American Express Company			524,970
4,050			Ameriprise Financial, Inc.			380,740
24,500			Bank of New York Mellon Corporation			902,335
28,950			Berkshire Hills Bancorp, Inc.			778,466
37,300			Brixmor Property Group, Inc. (REIT)			955,626
20,000			Chesapeake Lodging Trust (REIT)			529,200
13,567			Chubb, Ltd.			1,616,508
30,800			Citizens Financial Group, Inc.			645,260
16,850			Discover Financial Services			858,002
35,870			Financial Select Sector SPDR Fund (ETF)			807,434
12,000			Invesco, Ltd.			369,240
18,100			iShares S&P U.S. Preferred Stock Index Fund (ETF)			706,443
8,650			iShares U.S. Real Estate ETF (ETF)			673,489
24,400			JPMorgan Chase & Company			1,444,968
30,500			MetLife, Inc.			1,340,170
15,900			Oritani Financial Corporation			269,823
28,210			Outfront Media, Inc.			595,231
10,000			PNC Financial Services Group, Inc.			845,700
5,400			Prosperity Bancshares, Inc.			250,506
7,000			Select Income REIT (REIT)			161,350
16,900			SPDR S&P Regional Banking (ETF)			636,116
42,700			Sterling Bancorp			680,211
12,000			Sunstone Hotel Investors, Inc. (REIT)			168,000
13,500			Tanger Factory Outlet Centers, Inc. (REIT)			491,265
5,400			Travelers Companies, Inc.			630,234
20,600			U.S. Bancorp			836,154
32,500			Urstadt Biddle Properties, Inc. - Class "A" (REIT)			680,875
10,800			Waddell & Reed Financial, Inc. - Class "A"			254,232
35,850			Wells Fargo & Company			1,733,706
						21,441,038
			Health Care-12.6%
13,900			Abbott Laboratories			581,437
19,300			AbbVie, Inc.			1,102,416
1,470		*	Allergan, PLC			394,004
20,300			Baxalta, Inc.			820,120
8,500			Baxter International, Inc.			349,180
5,200			Gilead Sciences, Inc.			477,672
10,050			GlaxoSmithKline, PLC (ADR)			407,527
21,350			Johnson & Johnson			2,310,070
2,710			McKesson Corporation			426,147
10,412			Medtronic, PLC			780,900
37,020			Merck & Company, Inc.			1,958,728
3,550			Perrigo Company, PLC			454,152
76,885			Pfizer, Inc.			2,278,871
5,400			Phibro Animal Health Corporation - Class "A"			146,016
4,950			Thermo Fisher Scientific, Inc.			700,871
9,990			Zoetis, Inc.			442,857
						13,630,968
			Industrials-10.4%
5,400			3M Company			899,802
4,600			A.O. Smith Corporation			351,026
8,600			Eaton Corporation, PLC			538,016
2,900			G&K Services, Inc. - Class "A"			212,425
5,750		*	Generac Holdings, Inc.			214,130
3,800			General Dynamics Corporation			499,206
69,730			General Electric Company			2,216,717
11,800			Honeywell International, Inc.			1,322,190
8,500			Industrial Select Sector SPDR Fund (ETF)			471,495
12,550			ITT Corporation			462,970
3,680			Lockheed Martin Corporation			815,120
13,300			Nielsen Holdings, PLC			700,378
4,350			Snap-On, Inc.			682,906
7,625			Tyco International, PLC			279,914
8,300			United Parcel Service, Inc. - Class "B"			875,401
7,900			United Technologies Corporation			790,790
						11,332,486
			Information Technology-10.9%
8,690			Apple, Inc.			947,123
25,000			Applied Materials, Inc.			529,500
5,450			Automatic Data Processing, Inc.			488,919
63,200			Cisco Systems, Inc.			1,799,304
25,000			EMC Corporation			666,250
26,800			HP, Inc.			330,176
37,700			Intel Corporation			1,219,595
9,600			Juniper Networks, Inc.			244,896
7,350			Lam Research Corporation			607,110
5,500			Methode Electronics, Inc.			160,820
11,900			Microchip Technology, Inc.			573,580
41,750			Microsoft Corporation			2,305,852
13,500			QUALCOMM, Inc.			690,390
3,450			SanDisk Corporation			262,476
7,500			TE Connectivity, Ltd.			464,400
10,900			Technology Select Sector SPDR Fund (ETF)			483,524
						11,773,915
			Materials-3.2%
16,450			Dow Chemical Company			836,647
8,990			DuPont (E.I.) de Nemours & Company			569,247
14,100			International Paper Company			578,664
8,200			LyondellBasell Industries NV - Class "A"			701,756
24,200			Olin Corporation			420,354
9,090			WestRock Company			354,783
						3,461,451
			Telecommunication Services-4.2%
52,460			AT&T, Inc.			2,054,858
1,000			Broadcom, Ltd.			154,500
44,100			Verizon Communications, Inc.			2,384,928
						4,594,286
			Utilities-5.8%
11,050			AGL Resources, Inc.			719,797
9,150			American Electric Power Company, Inc.			607,560
28,600			CenterPoint Energy, Inc.			598,312
7,550			Dominion Resources, Inc.			567,156
7,700			Duke Energy Corporation			621,236
21,200			Exelon Corporation			760,232
4,000			NextEra Energy, Inc.			473,360
7,400			Portland General Electric Company			292,226
26,500			PPL Corporation			1,008,855
11,700			Vectren Corporation			591,552
						6,240,286
Total Value of Common Stocks (cost $76,875,198)						101,060,792
			PREFERRED STOCKS-1.8%
			Financials-1.4%
200			Citizens Financial Group, Inc., Series A, 5.5%, 2049		(a)	190,500
11,400			Digital Realty Trust, Inc., Series G (REIT), 5.875%, 2049			285,912
21,200			JPMorgan Chase & Company, Series Y, 6.125%, 2020			555,228
			Urstadt Biddle Properties, Inc. (REIT):
9,000			Series F, 7.125%, 2049			237,600
11,000			Series G, 6.75%, 2049			292,875
						1,562,115
			Health Care-.4%
500			Allergan, PLC, Series A, 5.5%, 2018			459,570
Total Value of Preferred Stocks (cost $2,019,492)						2,021,685
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-2.8%
$3,000	M		U.S. Treasury Bills, 0.252%, 4/7/2016 (cost $2,999,874)			2,999,946
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.9%
1,000	M		Federal Home Loan Bank, 0.34%, 4/22/2016 (cost $999,802)			999,883
Total Value of Investments (cost $82,894,366)				98.8%		107,082,306
Other Assets, Less Liabilities				1.2		1,284,203
Net Assets				100.0%		$ 108,366,509

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2016, the Fund held one 144A security with a value of $190,500 representing 0.2% of the
Fund's net assets.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

At March 31, 2016, the cost of investments for federal income tax purposes was $82,950,636. Accumulated net unrealized appreciation on
investments was $24,131,670, consisting of $27,105,734 gross unrealized appreciation and $2,974,064 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$101,060,792	$-	$-	$101,060,792
Preferred Stocks	2,021,685	-	-	2,021,685
Short-Term U.S. Government
Obligations	-	2,999,946	-	2,999,946
Short-Term U.S. Government
Agency Obligations	-	999,883	-	999,883
Total Investments in Securities*	$103,082,477	$3,999,829	$-	$107,082,306

*The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2016. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
March 31, 2016

Principal
Amount		Security				Value
		CORPORATE BONDS-88.4%
		Aerospace/Defense-.7%
		Meccanica Holdings USA, Inc.:
$475	M	6.25%, 7/15/2019		(a)		$ 517,750
150	M	7.375%, 7/15/2039		(a)		157,125
						674,875
		Automotive-5.4%
		American Axle & Manufacturing, Inc.:
400	M	6.25%, 3/15/2021				414,500
250	M	6.625%, 10/15/2022				260,625
		Asbury Automotive Group, Inc.:
75	M	6%, 12/15/2024		(a)		76,125
175	M	6%, 12/15/2024				177,625
		Dana Holding Corp.:
250	M	6%, 9/15/2023				247,500
250	M	5.5%, 12/15/2024				237,500
250	M	Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023				249,563
225	M	General Motors Co., 4.875%, 10/2/2023				236,145
650	M	Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020		(a)		665,600
200	M	Goodyear Tire & Rubber Co., 7%, 5/15/2022				215,000
		Group 1 Automotive, Inc.:
325	M	5%, 6/1/2022				323,375
200	M	5.25%, 12/15/2023		(a)		198,500
225	M	Hertz Corp., 6.75%, 4/15/2019				228,823
500	M	LKQ Corp., 4.75%, 5/15/2023				488,750
325	M	Meritor, Inc., 6.25%, 2/15/2024				288,031
425	M	Omega U.S. Sub, LLC, 8.75%, 7/15/2023		(a)		410,125
75	M	Oshkosh Corp., 5.375%, 3/1/2022				76,688
325	M	Schaeffler Finance BV, 4.75%, 5/15/2021		(a)		334,750
150	M	ZF North America Capital, Inc., 4%, 4/29/2020		(a)		152,250
						5,281,475
		Building Materials-1.7%
		Building Materials Corp.:
350	M	5.375%, 11/15/2024		(a)		357,000
175	M	6%, 10/15/2025		(a)		185,937
		Cemex SAB de CV:
200	M	9.5%, 6/15/2018		(a)		212,250
250	M	5.7%, 1/11/2025		(a)		232,375
425	M	Griffon Corp., 5.25%, 3/1/2022				425,531
175	M	Standard Industries, Inc., 5.5%, 2/15/2023		(a)		179,813
						1,592,906
		Chemicals-1.6%
		Blue Cube Spinco, Inc.:
125	M	9.75%, 10/15/2023		(a)		143,437
150	M	10%, 10/15/2025		(a)		172,125
225	M	Huntsman International, LLC, 4.875%, 11/15/2020				223,875
225	M	PolyOne Corp., 5.25%, 3/15/2023				225,000
175	M	TPC Group, Inc., 8.75%, 12/15/2020		(a)		123,375
375	M	Univar USA, Inc., 6.75%, 7/15/2023		(a)		367,969
		W.R. Grace & Co.:
175	M	5.125%, 10/1/2021		(a)		182,438
75	M	5.625%, 10/1/2024		(a)		78,469
						1,516,688
		Consumer Non-Durables-2.6%
375	M	Levi Strauss & Co., 6.875%, 5/1/2022				406,875
		Reynolds Group Issuer, Inc.:
300	M	7.125%, 4/15/2019				305,438
775	M	5.75%, 10/15/2020				797,281
		Spectrum Brands Escrow Corp.:
300	M	6.375%, 11/15/2020				317,400
175	M	6.625%, 11/15/2022				190,092
450	M	Wolverine World Wide, Inc., 6.125%, 10/15/2020				470,250
						2,487,336
		Energy-6.6%
		AmeriGas Finance, LLC:
75	M	6.75%, 5/20/2020				77,250
175	M	7%, 5/20/2022				180,250
25	M	Anadarko Petroleum Corp., 3.45%, 7/15/2024				22,302
125	M	Antero Resources Corp., 5.125%, 12/1/2022				114,062
		Antero Midstream Partners, LP:
75	M	6%, 12/1/2020				71,625
125	M	5.375%, 11/1/2021				116,250
200	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022		(a)		167,500
		Calumet Specialty Products Partners, LP:
225	M	6.5%, 4/15/2021				160,875
75	M	7.625%, 1/15/2022				53,437
300	M	7.75%, 4/15/2023				205,500
75	M	Concho Resources, Inc., 5.5%, 10/1/2022				74,062
		Continental Resources, Inc.:
150	M	4.5%, 4/15/2023				126,187
225	M	3.8%, 6/1/2024				178,875
350	M	Crestwood Midstream Partners, LP, 6%, 12/15/2020				276,500
225	M	Exterran Partners, LP, 6%, 10/1/2022				163,125
175	M	Ferrellgas, LP, 6.75%, 6/15/2023		(a)		154,438
225	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021				194,625
		Genesis Energy, LP:
200	M	6.75%, 8/1/2022				186,000
150	M	6%, 5/15/2023				132,750
300	M	Gibson Energy, Inc., 6.75%, 7/15/2021		(a)		277,500
250	M	Hilcorp Energy I, 5.75%, 10/1/2025		(a)		216,250
50	M	Kinder Morgan Finance Co., LLC, 6%, 1/15/2018		(a)		52,301
100	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022				84,000
300	M	Marathon Oil Corp., 2.8%, 11/1/2022				244,655
200	M	Matador Resources Co., 6.875%, 4/15/2023				192,500
		MPLX, LP:
125	M	4.5%, 7/15/2023		(a)		115,447
225	M	4.875%, 12/1/2024		(a)		208,086
50	M	4.875%, 6/1/2025		(a)		45,673
		NuStar Logistics, LP:
50	M	4.8%, 9/1/2020				44,250
200	M	6.75%, 2/1/2021				188,000
200	M	QEP Resources, Inc., 6.875%, 3/1/2021				184,500
		Sabine Pass Liquefaction, LLC:
500	M	6.25%, 3/15/2022				491,875
225	M	5.625%, 4/15/2023				214,875
525	M	5.75%, 5/15/2024				504,000
250	M	5.625%, 3/1/2025				239,375
57	M	Suburban Propane Partners, LP, 7.375%, 8/1/2021				58,283
100	M	Tesoro Logistics, LP, 6.25%, 10/15/2022		(a)		99,500
425	M	Unit Corp., 6.625%, 5/15/2021				215,688
						6,332,371
		Financials-5.2%
		Ally Financial, Inc.:
225	M	3.5%, 7/18/2016				225,675
525	M	6.25%, 12/1/2017				548,625
725	M	8%, 3/15/2020				813,812
175	M	8%, 11/1/2031				200,375
350	M	Argos Merger Sub, Inc., 7.125%, 3/15/2023		(a)		372,925
674	M	Consolidated Energy Finance SA, 6.75%, 10/15/2019		(a)		645,355
		General Motors Financial Co., Inc.:
75	M	3.25%, 5/15/2018				76,287
150	M	4.25%, 5/15/2023				151,072
		International Lease Finance Corp.:
475	M	8.75%, 3/15/2017				501,553
1,075	M	8.25%, 12/15/2020				1,259,094
250	M	Quicken Loans, Inc., 5.75%, 5/1/2025		(a)		243,750
						5,038,523
		Food/Beverage/Tobacco-1.5%
325	M	Barry Callebaut Services SA, 5.5%, 6/15/2023		(a)		340,340
		Constellation Brands, Inc.:
75	M	4.25%, 5/1/2023				77,062
125	M	4.75%, 11/15/2024				130,937
25	M	4.75%, 12/1/2025				26,000
100	M	JBS USA, LLC, 7.25%, 6/1/2021		(a)		100,100
250	M	Post Holdings, Inc., 7.75%, 3/15/2024		(a)		275,625
50	M	Smithfield Foods, Inc., 6.625%, 8/15/2022				53,375
450	M	Sun Merger Sub, Inc., 5.875%, 8/1/2021		(a)		468,000
						1,471,439
		Food/Drug-.5%
475	M	Rite Aid Corp., 6.125%, 4/1/2023		(a)		505,281
		Forest Products/Containers-4.5%
225	M	Ardagh Packaging Finance, PLC, 6%, 6/30/2021		(a)		214,875
		Ball Corp.:
150	M	4.375%, 12/15/2020				156,375
250	M	5.25%, 7/1/2025				263,437
525	M	Berry Plastics Group, 5.125%, 7/15/2023				530,250
300	M	CROWN Americas, LLC, 4.5%, 1/15/2023				307,500
150	M	Graphic Packaging International, Inc., 4.875%, 11/15/2022				152,625
450	M	Greif, Inc., 7.75%, 8/1/2019				505,125
		Mercer International, Inc.:
50	M	7%, 12/1/2019				50,500
200	M	7.75%, 12/1/2022				200,250
		Owens-Brockway Glass Container, Inc.:
75	M	5%, 1/15/2022		(a)		76,975
75	M	5.875%, 8/15/2023		(a)		78,281
250	M	5.375%, 1/15/2025		(a)		249,063
50	M	6.375%, 8/15/2025		(a)		52,656
200	M	Resolute Forest Products, Inc., 5.875%, 5/15/2023				136,000
		Sealed Air Corp.:
325	M	6.5%, 12/1/2020		(a)		368,875
175	M	4.875%, 12/1/2022		(a)		182,656
300	M	5.25%, 4/1/2023		(a)		318,750
500	M	Silgan Holdings, Inc., 5%, 4/1/2020				512,500
						4,356,693
		Gaming/Leisure-4.2%
225	M	AMC Entertainment, Inc., 5.75%, 6/15/2025				231,187
300	M	ClubCorp Club Operations, Inc., 8.25%, 12/15/2023		(a)		288,000
200	M	Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021				208,240
		International Game Technology, PLC:
200	M	5.625%, 2/15/2020		(a)		208,500
200	M	6.25%, 2/15/2022		(a)		204,460
200	M	6.5%, 2/15/2025		(a)		199,000
650	M	Live Nation Entertainment, Inc., 7%, 9/1/2020		(a)		684,125
225	M	National CineMedia, LLC, 7.875%, 7/15/2021				235,125
		NCL Corp., Ltd.:
250	M	5.25%, 11/15/2019		(a)		256,250
250	M	4.625%, 11/15/2020		(a)		252,500
250	M	Regal Entertainment Group, 5.75%, 3/15/2022				260,000
225	M	Royal Caribbean Cruises, Ltd., 5.25%, 11/15/2022				238,500
150	M	Scientific Games International, Inc., 6.625%, 5/15/2021				91,875
575	M	Six Flags Entertainment Corp., 5.25%, 1/15/2021		(a)		593,688
150	M	Viking Cruises, Ltd., 6.25%, 5/15/2025		(a)		126,375
						4,077,825
		Health Care-10.5%
		Centene Corp.:
225	M	5.625%, 2/15/2021		(a)		235,125
250	M	6.125%, 2/15/2024		(a)		263,750
		Community Health Systems, Inc.:
250	M	5.125%, 8/15/2018				253,125
100	M	8%, 11/15/2019				97,875
475	M	7.125%, 7/15/2020				451,250
250	M	Concordia Healthcare, 7%, 4/1/2022		(a)		248,437
		DaVita HealthCare Partners, Inc.:
175	M	5.75%, 8/15/2022				183,312
250	M	5.125%, 7/15/2024				252,969
125	M	5%, 5/1/2025				124,062
		Endo Finance, LLC:
175	M	7.75%, 1/15/2022		(a)		179,377
225	M	6%, 7/15/2023		(a)		212,906
		Fresenius Medical Care U.S. Finance II, Inc.:
150	M	5.625%, 7/31/2019		(a)		164,203
75	M	4.125%, 10/15/2020		(a)		76,875
100	M	4.75%, 10/15/2024		(a)		102,125
		HCA, Inc.:
75	M	8%, 10/1/2018				84,281
875	M	6.5%, 2/15/2020				962,500
175	M	6.25%, 2/15/2021				189,000
50	M	7.5%, 2/15/2022				56,875
50	M	5.375%, 2/1/2025				50,610
300	M	5.875%, 2/15/2026				309,750
		HealthSouth Corp.:
164	M	7.75%, 9/15/2022				171,742
175	M	5.125%, 3/15/2023				175,219
200	M	5.75%, 11/1/2024				203,600
150	M	5.75%, 9/15/2025				152,325
405	M	IMS Health, Inc., 6%, 11/1/2020		(a)		417,150
300	M	Kindred Healthcare, Inc., 8.75%, 1/15/2023				288,375
		LifePoint Health, Inc.:
325	M	5.5%, 12/1/2021				340,438
100	M	5.875%, 12/1/2023				104,750
		Mallinckrodt Finance SB:
100	M	4.875%, 4/15/2020		(a)		94,200
225	M	5.75%, 8/1/2022		(a)		208,406
225	M	5.5%, 4/15/2025		(a)		199,688
325	M	Molina Healthcare, Inc., 5.375%, 11/15/2022		(a)		335,563
100	M	NBTY, Inc., 9%, 10/1/2018				102,625
100	M	Team Health, Inc., 7.25%, 12/15/2023		(a)		107,250
		Tenet Healthcare Corp.:
225	M	6.75%, 2/1/2020				226,125
425	M	6%, 10/1/2020				454,750
64	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020				59,520
		Valeant Pharmaceuticals International, Inc.:
775	M	6.375%, 10/15/2020		(a)		647,125
150	M	5.625%, 12/1/2021		(a)		118,875
650	M	6.125%, 4/15/2025		(a)		502,125
625	M	WellCare Health Plans, Inc., 5.75%, 11/15/2020				649,219
						10,057,477
		Information Technology-3.8%
125	M	Activision Blizzard, Inc., 5.625%, 9/15/2021		(a)		132,031
150	M	Anixter, Inc., 5.125%, 10/1/2021				151,500
375	M	Belden, Inc., 5.5%, 9/1/2022		(a)		378,750
250	M	CEB, Inc., 5.625%, 6/15/2023		(a)		255,000
325	M	CommScope Technologies Finance, LLC, 6%, 6/15/2025		(a)		329,672
325	M	CoreLogic, Inc., 7.25%, 6/1/2021				339,300
275	M	Equinix, Inc., 5.875%, 1/15/2026				290,675
450	M	IAC/InterActiveCorp, 4.875%, 11/30/2018				463,500
275	M	Match Group, Inc., 6.75%, 12/15/2022		(a)		280,156
300	M	Microsemi Corp., 9.125%, 4/15/2023		(a)		330,750
150	M	MSCI, Inc., 5.75%, 8/15/2025		(a)		158,625
175	M	Open Text Corp., 5.625%, 1/15/2023		(a)		179,375
		Western Digital Corp.:
50	M	7.375%, 4/1/2023		(a)	(b)	51,125
275	M	10.5%, 4/1/2024		(a)	(b)	276,375
						3,616,834
		Manufacturing-3.0%
325	M	Amkor Technology, Inc., 6.375%, 10/1/2022				311,594
100	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023		(a)		103,125
400	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021		(a)		378,000
240	M	Case New Holland, Inc., 7.875%, 12/1/2017				259,200
325	M	Dematic SA, 7.75%, 12/15/2020		(a)		322,562
300	M	EDP Finance BV, 6%, 2/2/2018		(a)		318,510
375	M	H&E Equipment Services, Inc., 7%, 9/1/2022				382,500
125	M	HD Supply, Inc., 5.75%, 4/15/2024		(a)	(b)	128,750
		Masco Corp.:
125	M	3.5%, 4/1/2021				126,563
125	M	4.375%, 4/1/2026				127,889
125	M	Sensata Technologies BV, 5%, 10/1/2025		(a)		126,563
250	M	Sensata Technologies U.K. Financing Co., 6.25%, 2/15/2026		(a)		267,500
						2,852,756
		Media-Broadcasting-2.6%
		Belo Corp.:
100	M	7.75%, 6/1/2027				106,500
25	M	7.25%, 9/15/2027				25,125
325	M	LIN Television Corp., 5.875%, 11/15/2022				330,688
425	M	Nexstar Broadcasting, Inc., 6.875%, 11/15/2020				443,063
		Sinclair Television Group, Inc.:
475	M	5.375%, 4/1/2021				491,625
225	M	6.375%, 11/1/2021				238,500
75	M	5.875%, 3/15/2026		(a)		76,969
		Sirius XM Radio, Inc.:
400	M	5.75%, 8/1/2021		(a)		420,000
250	M	6%, 7/15/2024		(a)		263,750
75	M	5.375%, 4/15/2025		(a)		76,500
						2,472,720
		Media-Cable TV-8.6%
325	M	Altice Financing SA, 6.625%, 2/15/2023		(a)		327,437
225	M	Altice SA, 7.75%, 7/15/2025		(a)		221,062
150	M	Cable One, Inc., 5.75%, 6/15/2022		(a)		152,625
375	M	Cablevision Systems Corp., 7.75%, 4/15/2018				391,170
		CCO Holdings, LLC:
77	M	7%, 1/15/2019				78,554
175	M	7.375%, 6/1/2020				182,328
75	M	5.25%, 3/15/2021				77,812
325	M	5.125%, 2/15/2023				332,312
500	M	5.875%, 4/1/2024		(a)		525,000
400	M	5.875%, 5/1/2027		(a)		409,000
625	M	Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020		(a)		621,875
		Clear Channel Worldwide Holdings, Inc.:
25	M	7.625%, 3/15/2020 - Series "A"				21,500
550	M	7.625%, 3/15/2020 - Series "B"				507,375
250	M	6.5%, 11/15/2022 - Series "A"				250,000
150	M	6.5%, 11/15/2022 - Series "B"				143,625
150	M	CSC Holdings, LLC, 8.625%, 2/15/2019				165,375
		DISH DBS Corp.:
725	M	7.875%, 9/1/2019				800,219
125	M	5%, 3/15/2023				110,625
250	M	5.875%, 11/15/2024				230,313
400	M	Gray Television, Inc., 7.5%, 10/1/2020				424,000
775	M	Harron Communications, LP, 9.125%, 4/1/2020		(a)		810,363
225	M	Lynx II Corp., 6.375%, 4/15/2023		(a)		235,125
		Midcontinent Communications & Finance Corp.:
300	M	6.25%, 8/1/2021		(a)		310,500
100	M	6.875%, 8/15/2023		(a)		104,000
		Numericable Group SA:
425	M	6%, 5/15/2022		(a)		416,500
200	M	6.25%, 5/15/2024		(a)		194,900
200	M	VTR Finance BV, 6.875%, 1/15/2024		(a)		195,500
						8,239,095
		Media-Diversified-1.5%
225	M	Gannett Co., Inc., 5.125%, 7/15/2020				235,125
		Lamar Media Corp.:
150	M	5.875%, 2/1/2022				158,625
175	M	5.375%, 1/15/2024				183,365
75	M	5.75%, 2/1/2026		(a)		78,938
125	M	MDC Partners, Inc., 6.5%, 5/1/2024		(a)		127,969
375	M	Tribune Media Co., 5.875%, 7/15/2022		(a)		367,305
250	M	Trinseo SA, 6.75%, 5/1/2022		(a)		250,625
						1,401,952
		Metals/Mining-4.9%
		Alcoa, Inc.:
575	M	6.15%, 8/15/2020				600,156
100	M	5.125%, 10/1/2024				95,344
		Aleris International, Inc.:
310	M	7.875%, 11/1/2020				263,500
175	M	9.5%, 4/1/2021		(a)	(b)	178,828
		ArcelorMittal:
225	M	6.125%, 6/1/2018				228,375
225	M	10.85%, 6/1/2019				252,562
325	M	6.25%, 8/5/2020				319,312
75	M	6.5%, 3/1/2021				74,250
200	M	Commercial Metals Co., 4.875%, 5/15/2023				178,000
250	M	Constellium NV, 7.875%, 4/1/2021		(a)		250,407
		Freeport-McMoRan, Inc.:
250	M	2.375%, 3/15/2018				222,500
175	M	3.1%, 3/15/2020				132,125
250	M	Glencore Funding, LLC, 3.125%, 4/29/2019		(a)		228,125
550	M	JMC Steel Group, 8.25%, 3/15/2018		(a)		492,250
225	M	Kaiser Aluminum Corp., 8.25%, 6/1/2020				235,125
		Novelis, Inc.:
350	M	8.375%, 12/15/2017				357,700
175	M	8.75%, 12/15/2020				177,503
		Steel Dynamics, Inc.:
175	M	5.125%, 10/1/2021				177,625
100	M	6.375%, 8/15/2022				103,500
125	M	5.5%, 10/1/2024				126,875
						4,694,062
		Real Estate-2.1%
275	M	Dupont Fabros Technology, LP, 5.625%, 6/15/2023				282,563
		Geo Group, Inc.:
175	M	5.875%, 1/15/2022				178,063
100	M	5.125%, 4/1/2023				97,750
100	M	5.875%, 10/15/2024				101,375
		Iron Mountain, Inc.:
425	M	6%, 8/15/2023				448,375
375	M	5.75%, 8/15/2024				386,250
		Lennar Corp.:
175	M	4.75%, 4/1/2021				178,063
175	M	4.875%, 12/15/2023				175,875
50	M	MPT Operating Partnership, LP, 6.375%, 3/1/2024				52,875
150	M	Realogy Group/Co-Issuer, 5.25%, 12/1/2021		(a)		155,625
						2,056,814
		Retail-General Merchandise-2.0%
500	M	Jo-Ann Stores, Inc., 8.125%, 3/15/2019		(a)		462,500
250	M	L Brands, Inc., 6.875%, 11/1/2035				272,550
		Limited Brands, Inc.:
125	M	6.9%, 7/15/2017				132,656
450	M	8.5%, 6/15/2019				528,795
350	M	Netflix, Inc., 5.5%, 2/15/2022				368,179
200	M	Party City Holdings, Inc., 6.125%, 8/15/2023		(a)		205,500
						1,970,180
		Services-2.3%
575	M	ADT Corp., 3.5%, 7/15/2022				500,250
		AECOM:
125	M	5.75%, 10/15/2022				130,312
225	M	5.875%, 10/15/2024				232,875
125	M	Aramark Services, Inc., 5.125%, 1/15/2024		(a)		132,031
400	M	Ashtead Capital, Inc., 6.5%, 7/15/2022		(a)		427,000
175	M	Monitronics International, Inc., 9.125%, 4/1/2020				142,625
300	M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023		(a)		310,125
300	M	Safway Group Holding, LLC, 7%, 5/15/2018		(a)		302,250
						2,177,468
		Telecommunications-3.5%
		CenturyLink, Inc.:
100	M	6.45%, 6/15/2021				101,812
700	M	5.8%, 3/15/2022				676,095
175	M	6.75%, 12/1/2023				170,844
200	M	Citizens Communications Co., 9%, 8/15/2031				173,000
450	M	Frontier Communications Corp., 11%, 9/15/2025		(a)		453,938
250	M	GCI, Inc., 6.75%, 6/1/2021				256,250
150	M	Inmarsat Finance, PLC, 4.875%, 5/15/2022		(a)		142,031
150	M	SBA Communications, Inc., 5.75%, 7/15/2020				155,438
		Wind Acquisition Finance SA:
275	M	4.75%, 7/15/2020		(a)		261,250
675	M	7.375%, 4/23/2021		(a)		614,250
		Windstream Services, LLC:
75	M	7.75%, 10/15/2020				64,875
250	M	7.5%, 6/1/2022				193,125
100	M	6.375%, 8/1/2023				73,750
						3,336,658
		Transportation-1.7%
		Aircastle, Ltd.:
75	M	4.625%, 12/15/2018				77,625
775	M	6.25%, 12/1/2019				843,781
75	M	American Airlines Group, Inc., 5.5%, 10/1/2019		(a)		76,687
		Fly Leasing, Ltd.:
200	M	6.75%, 12/15/2020				197,000
275	M	6.375%, 10/15/2021				261,594
153	M	Mobile Mini, Inc., 7.875%, 12/1/2020				158,738
						1,615,425
		Utilities-2.0%
		AES Corp.:
75	M	8%, 6/1/2020				85,500
275	M	7.375%, 7/1/2021				309,375
250	M	5.5%, 3/15/2024				245,625
50	M	5.5%, 4/15/2025				48,500
275	M	Dynegy, Inc., 7.375%, 11/1/2022				255,750
74	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020				82,588
400	M	InterGen NV, 7%, 6/30/2023		(a)		275,000
100	M	NRG Energy, Inc., 6.25%, 5/1/2024				92,250
357	M	NSG Holdings, LLC, 7.75%, 12/15/2025		(a)		384,352
125	M	Talen Energy Supply, LLC, 6.5%, 6/1/2025				104,375
						1,883,315
		Waste Management-.7%
275	M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020				281,847
		Covanta Holding Corp.:
125	M	7.25%, 12/1/2020				129,531
300	M	6.375%, 10/1/2022				301,500
						712,878
		Wireless Communications-4.7%
		Intelsat Jackson Holdings SA:
150	M	5.5%, 8/1/2023				91,125
175	M	8%, 2/15/2024		(a)		180,688
		Level 3 Financing, Inc.:
75	M	7%, 6/1/2020				78,287
200	M	6.125%, 1/15/2021				210,000
75	M	5.125%, 5/1/2023				76,125
325	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020				337,188
		Neptune Finco Corp.:
200	M	10.125%, 1/15/2023		(a)		214,500
200	M	6.625%, 10/15/2025		(a)		216,730
		Sprint Communications, Inc.:
250	M	9%, 11/15/2018		(a)		263,125
150	M	7%, 3/1/2020		(a)		150,750
950	M	7%, 8/15/2020				760,000
650	M	6%, 11/15/2022				478,563
		T-Mobile USA, Inc.:
600	M	6.25%, 4/1/2021				632,880
450	M	6.625%, 4/1/2023				475,875
293	M	UPCB Finance V, Ltd., 7.25%, 11/15/2021		(a)		310,416
						4,476,252
Total Value of Corporate Bonds (cost $86,498,041)						84,899,298
		LOAN PARTICIPATIONS+-8.2%
		Aerospace/Defense-.5%
440	M	TransDigm, Inc., 3.75%, 2/28/2020				433,048
		Automotive-.2%
221	M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021				220,164
		Building Materials-.4%
398	M	Builders FirstSource, Inc., 6%, 7/29/2022				396,425
		Chemicals-.3%
332	M	Axalta Coating Systems Dutch Holdings BBV, 3.75%, 2/1/2020				330,903
		Energy-.2%
300	M	Jonah Energy, LLC, 7.5%, 5/12/2021				154,500
		Food/Drug-1.4%
		Albertson's, LLC:
299	M	5.5%, 12/1/2022				300,139
267	M	5.5%, 3/21/2019				267,817
64	M	B&G Foods, Inc., 3.75%, 11/2/2022				64,116
430	M	Rite Aid Corp., 4.875%, 6/21/2021				431,254
331	M	Supervalu, Inc., 4.5%, 3/21/2019				324,812
						1,388,138
		Gaming/Leisure-.2%
219	M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020				217,171
		Health Care-.8%
		Community Health Systems, Inc.:
87	M	3.75%, 12/31/2019				85,691
160	M	4%, 1/27/2021				157,865
491	M	ConvaTec, Inc., 4.25%, 6/15/2020				488,463
						732,019
		Information Technology-2.2%
234	M	ARRIS Enterprises, Inc., 3.25%, 4/17/2020				229,519
750	M	Avago Technologies Cayman, Ltd., 4.25%, 2/1/23				746,876
309	M	Dell International, LLC, 3.75%, 10/29/2018				308,992
475	M	Global Payments, Inc., 3.5%, 3/24/2023			(b)	478,414
346	M	Match Group, Inc., 5.5%, 11/16/2022				346,705
						2,110,506
		Media-Cable TV-.5%
500	M	CSC Holdings, LLC, 5%, 10/9/2022				501,641
		Media-Diversified-.4%
422	M	Tribune Media Co., 3.75%, 12/27/2020				421,913
		Retail-General Merchandise-.5%
441	M	Restaurant Brands, Inc., 3.75%, 12/10/2021				441,126
		Services-.2%
109	M	Allied Security Holdings, LLC, 4.25%, 2/12/2021				106,706
83	M	Brickman Group, Ltd., LLC, 4%, 12/18/2020				81,845
						188,551
		Utilities-.4%
347	M	Calpine Corp., 3.5%, 5/27/2022				344,065
Total Value of Loan Participations (cost $8,028,309)						7,880,170
		PASS-THROUGH CERTIFICATES-.7%
		Transportation
668	M	American Airlines 13-2 B PTT, 5.6%, 1/15/2022 (cost $684,256)		(a)		675,489
Total Value of Investments (cost $95,210,606)			97.3%			93,454,957
Other Assets, Less Liabilities			2.7			2,628,233
Net Assets			100.0%			$ 96,083,190

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2016, the Fund held one hundred thirty-three
144A securities with an aggregate value of $35,070,352 representing 36.5% of the
Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2016.

Summary of Abbreviations:
	PTT	Pass-Through Trust

At March 31, 2016, the cost of investments for federal income tax purposes was
$95,216,793. Accumulated net unrealized depreciation on investments was
$1,761,836, consisting of $1,414,084 gross unrealized appreciation and $3,175,920 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$84,899,298	$-	$84,899,298
Loan Participations	-	7,880,170	-	7,880,170
Pass-Through Certificates	-	675,489	-	675,489
Total Investments in Securities*	$-	$93,454,957	$-	$93,454,957

*The Portfolio of Investments provides information on the industry categorization for corporate bonds, loan participations and pass-
through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
March 31, 2016

Principal
Amount		Security				Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-50.5%
		Fannie Mae-32.5%
$3,841	M	3%, 7/1/2021 - 4/13/2046		(a)		$ 3,977,752
2,630	M	3.5%, 11/1/2028 - 11/1/2045				2,768,215
1,877	M	4%, 10/1/2035 - 11/1/2045				2,015,885
321	M	4.5%, 11/1/2040 - 8/1/2041				350,304
394	M	5.5%, 7/1/2034 - 10/1/2039				447,824
156	M	9%, 11/1/2026				180,540
						9,740,520
		Freddie Mac-8.3%
634	M	3.5%, 11/1/2042 - 10/1/2044				665,611
1,496	M	4%, 11/1/2040 - 8/1/2044				1,599,344
202	M	4.5%, 5/1/2044				221,053
						2,486,008
		Government National Mortgage Association I Program-9.7%
556	M	4%, 11/15/2025 - 8/15/2041				596,245
619	M	4.5%, 12/15/2039 - 6/15/2040				680,890
1,099	M	5%, 6/15/2033 - 4/15/2040				1,234,208
220	M	5.5%, 2/15/2033 - 1/15/2036				249,698
149	M	6%, 11/15/2032 - 4/15/2036				170,956
						2,931,997
Total Value of Residential Mortgage-Backed Securities (cost $14,871,032)						15,158,525
		U.S. GOVERNMENT AGENCY OBLIGATIONS-20.8%
		Fannie Mae:
1,020	M	1.125%, 7/20/2018				1,027,563
125	M	1.375%, 2/26/2021				125,078
300	M	1.5%, 11/30/2020				303,206
850	M	1.625%, 11/27/2018				867,189
260	M	2.625%, 9/6/2024				274,357
		Federal Farm Credit Bank:
550	M	1.7%, 2/6/2019				561,448
300	M	2.125%, 3/6/2019				309,016
200	M	4.875%, 1/17/2017				206,717
750	M	Federal Home Loan Bank, 1.03%, 9/28/2018				752,417
		Freddie Mac:
800	M	0.875%, 3/7/2018				801,426
1,000	M	1.25%, 8/1/2019				1,008,608
Total Value of U.S. Government Agency Obligations (cost $6,190,603)						6,237,025
		U.S. GOVERNMENT OBLIGATIONS-18.8%
122	M	FDA Queens, LP, 6.99%, 6/15/2017			(b)	125,000
800	M	U.S. Treasury Bonds, 2.5%, 2/15/2046				780,062
		U.S. Treasury Notes:
625	M	1.25%, 12/15/2018				632,141
1,770	M	1.375%, 10/31/2020				1,784,417
1,260	M	1.875%, 8/31/2022				1,289,581
1,005	M	2%, 2/15/2025				1,026,670
Total Value of U.S. Government Obligations (cost $5,569,562)						5,637,871
		COMMERCIAL MORTGAGE-BACKED SECURITIES-6.1%
		Fannie Mae-4.4%
758	M	2.996%, 11/1/2022				805,437
500	M	3.84%, 5/1/2018				522,524
						1,327,961
		Federal Home Loan Mortgage Corporation-1.7%
500	M	Multi-Family Structured Pass-Through, 2.13%, 1/25/2019				510,682
Total Value of Commercial Mortgage-Backed Securities (cost $1,838,853)						1,838,643
		COLLATERALIZED MORTGAGE OBLIGATIONS-1.9%
519	M	Fannie Mae, 4%, 2/25/2025 (cost $559,365)				566,900
		TAXABLE MUNICIPAL BONDS-1.4%
400	M	Florida St. Brd. of Admin. Fin. Corp. Rev., 2.638%, 7/1/2021 (cost $401,274)				408,148
Total Value of Investments (cost $29,430,689)			99.5%			29,847,112
Other Assets, Less Liabilities			.5			140,695
Net Assets			100.0%			$ 29,987,807

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2016, the Fund held one 144A security with a value of
$125,000 representing 0.4% of the Fund's net assets.

At March 31, 2016, the cost of investments for federal income tax purposes was
$29,430,856. Accumulated net unrealized appreciation on investments was
$416,256, consisting of $505,734 gross unrealized appreciation and $89,478 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$15,158,525	$-	$15,158,525
U.S. Government Agency
Obligations	-	6,237,025	-	6,237,025
U.S. Government Obligations	-	5,637,871	-	5,637,871
Commercial
Mortgage-Backed Securities	-	1,838,643	-	1,838,643
Collateralized Mortgage
Obligations	-	566,900	-	566,900
Taxable Municipal Bonds	-	408,148	-	408,148
Total Investments in Securities	$-	$29,847,112	$-	$29,847,112

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
March 31, 2016

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-99.1%
			Consumer Discretionary-18.5%
202,300			American Eagle Outfitters, Inc.		$ 3,372,341
75,200			BorgWarner, Inc.		2,887,680
113,000			CBS Corporation - Class "B"		6,225,170
82,100			Delphi Automotive, PLC		6,159,142
46,600			Foot Locker, Inc.		3,005,700
179,700			Ford Motor Company		2,425,950
36,400			Harman International Industries, Inc.		3,241,056
48,000			Home Depot, Inc.		6,404,640
126,700		*	Jarden Corporation		7,468,965
97,000			Johnson Controls, Inc.		3,780,090
62,000			L Brands, Inc.		5,444,220
53,300			Lear Corporation		5,925,361
50,500			Magna International, Inc.		2,169,480
136,500			Newell Rubbermaid, Inc.		6,045,585
52,400			Penske Automotive Group, Inc.		1,985,960
59,200		*	Select Comfort Corporation		1,147,888
128,700			Stein Mart, Inc.		943,371
79,800			Tupperware Brands Corporation		4,626,804
42,700			Walt Disney Company		4,240,537
14,700			Whirlpool Corporation		2,650,998
44,900			Wyndham Worldwide Corporation		3,431,707
					83,582,645
			Consumer Staples-10.1%
128,200			Altria Group, Inc.		8,033,012
96,178			Coca-Cola Company		4,461,697
77,400			CVS Health Corporation		8,028,702
66,500			Delhaize Group (ADR)		1,727,005
59,900			Koninklijke Ahold NV (ADR)		1,344,156
40,100			Nu Skin Enterprises, Inc. - Class "A"		1,533,825
44,100			PepsiCo, Inc.		4,519,368
78,700			Philip Morris International, Inc.		7,721,257
28,000			Procter & Gamble Company		2,304,680
42,900			Tyson Foods, Inc. - Class "A"		2,859,714
42,650			Wal-Mart Stores, Inc.		2,921,099
					45,454,515
			Energy-5.7%
36,900			Anadarko Petroleum Corporation		1,718,433
9,300			Chevron Corporation		887,220
61,400			ConocoPhillips		2,472,578
65,400			Devon Energy Corporation		1,794,576
53,400			ExxonMobil Corporation		4,463,706
26,700			Hess Corporation		1,405,755
80,222			Marathon Oil Corporation		893,673
90,622			Marathon Petroleum Corporation		3,369,326
26,700			Occidental Petroleum Corporation		1,827,081
26,600			PBF Energy, Inc. - Class "A"		883,120
30,650			Phillips 66		2,653,984
12,900			Schlumberger, Ltd.		951,375
93,607			Suncor Energy, Inc.		2,603,211
					25,924,038
			Financials-14.2%
66,706			American Express Company		4,095,748
19,900			American International Group, Inc.		1,075,595
40,000			Ameriprise Financial, Inc.		3,760,400
160,100			Brixmor Property Group, Inc. (REIT)		4,101,762
34,400			Chubb, Ltd.		4,098,760
119,300			Citizens Financial Group, Inc.		2,499,335
86,543			Discover Financial Services		4,406,770
145,900			Financial Select Sector SPDR Fund (ETF)		3,284,209
12,300			iShares Core S&P Mid-Cap ETF (ETF)		1,773,537
38,700			iShares Russell 2000 ETF (ETF)		4,280,994
105,888			JPMorgan Chase & Company		6,270,687
43,500			MetLife, Inc.		1,911,390
15,000			Morgan Stanley		375,150
40,100			PNC Financial Services Group, Inc.		3,391,257
66,400			SPDR S&P Regional Banking (ETF)		2,499,296
176,218			Sunstone Hotel Investors, Inc. (REIT)		2,467,052
115,600			Tanger Factory Outlet Centers, Inc. (REIT)		4,206,684
94,800			U.S. Bancorp		3,847,932
106,700			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		2,235,365
76,567			Wells Fargo & Company		3,702,780
					64,284,703
			Health Care-19.8%
106,700			Abbott Laboratories		4,463,261
89,400			AbbVie, Inc.		5,106,528
25,400		*	Allergan, PLC		6,807,962
92,830			Baxalta, Inc.		3,750,332
46,730			Baxter International, Inc.		1,919,668
45,100			Cardinal Health, Inc.		3,695,945
49,100		*	Centene Corporation		3,023,087
42,722		*	Express Scripts Holding Company		2,934,574
85,300			Gilead Sciences, Inc.		7,835,658
66,100			Hill-Rom Holdings, Inc.		3,324,830
72,275			Johnson & Johnson		7,820,155
2,512		*	Mallinckrodt, PLC		153,935
18,900			McKesson Corporation		2,972,025
51,412			Medtronic, PLC		3,855,900
86,743			Merck & Company, Inc.		4,589,572
54,100		*	Mylan NV		2,507,535
230,993			Pfizer, Inc.		6,846,633
79,200			Phibro Animal Health Corporation - Class "A"		2,141,568
69,443			Thermo Fisher Scientific, Inc.		9,832,434
106,900		*	VWR Corporation		2,892,714
69,572			Zoetis, Inc.		3,084,127
					89,558,443
			Industrials-8.6%
37,294			3M Company		6,214,299
22,700		*	Generac Holdings, Inc.		845,348
66,696			General Electric Company		2,120,266
56,000			Honeywell International, Inc.		6,274,800
60,500			ITT Corporation		2,231,845
5,400			Lockheed Martin Corporation		1,196,100
26,100			ManpowerGroup, Inc.		2,125,062
23,800			Nielsen Holdings, PLC		1,253,308
33,500			Snap-On, Inc.		5,259,165
94,200		*	TAL International Group, Inc.		1,454,448
39,800			Textainer Group Holdings, Ltd.		590,632
122,200			Textron, Inc.		4,455,412
26,800			Tyco International, PLC		983,828
40,200			United Technologies Corporation		4,024,020
					39,028,533
			Information Technology-15.8%
77,500			Apple, Inc.		8,446,725
70,100			Applied Materials, Inc.		1,484,718
148,100		*	ARRIS International, PLC		3,394,452
239,200			Cisco Systems, Inc.		6,810,024
66,400		*	eBay, Inc.		1,584,304
253,400			EMC Corporation		6,753,110
127,000			Hewlett Packard Enterprise Company		2,251,710
127,000			HP, Inc.		1,564,640
155,200			Intel Corporation		5,020,720
20,100			International Business Machines Corporation		3,044,145
83,200			Juniper Networks, Inc.		2,122,432
59,000			Methode Electronics, Inc.		1,725,160
166,100			Microsoft Corporation		9,173,703
23,400		*	NXP Semiconductors NV		1,897,038
93,100			Oracle Corporation		3,808,721
11,900		*	PTC, Inc.		394,604
73,288			QUALCOMM, Inc.		3,747,948
29,600			SanDisk Corporation		2,251,968
158,760			Symantec Corporation		2,918,009
22,600		*	Synaptics, Inc.		1,802,124
22,900			TE Connectivity, Ltd.		1,417,968
					71,614,223
			Materials-1.1%
10,700			Praxair, Inc.		1,224,615
36,050			RPM International, Inc.		1,706,247
49,700		*	Trinseo SA		1,829,457
					4,760,319
			Telecommunication Services-3.4%
141,400			AT&T, Inc.		5,538,638
24,200			Broadcom, Ltd.		3,738,900
113,000			Verizon Communications, Inc.		6,111,040
					15,388,578
			Utilities-1.9%
59,800			AGL Resources, Inc.		3,895,372
119,600			Exelon Corporation		4,288,856
21,900			NiSource, Inc.		515,964
					8,700,192
Total Value of Common Stocks (cost $290,038,466)					448,296,189
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.1%
			Federal Home Loan Bank:
$3,000	M		0.28%, 4/28/2016		2,999,550
1,000	M		0.315%, 4/12/2016		999,939
1,000	M		0.34%, 4/22/2016		999,883
Total Value of Short-Term U.S. Government Agency Obligations (cost $4,999,075)					4,999,372
Total Value of Investments (cost $295,037,541)				100.2%	453,295,561
Excess of Liabilities Over Other Assets				(.2)	(1,170,205)
Net Assets				100.0%	$ 452,125,356

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At March 31, 2016, the cost of investments for federal income tax purposes was $296,501,201. Accumulated net unrealized appreciation on investments was $156,794,360, consisting of $168,668,258 gross unrealized appreciation and $11,873,898 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$448,296,189	$-	$-	$448,296,189
Short-Term U.S. Government
Agency Obligations	-	4,999,372	-	4,999,372
Total Investments in Securities*	$448,296,189	$4,999,372	$-	$453,295,561

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2016. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
March 31, 2016

Shares		Security		Value
		COMMON STOCKS-97.9%
		United Kingdom-23.8%
150,299		British American Tobacco, PLC		$ 8,828,928
76,968		Diageo, PLC		2,079,902
129,885		Domino's Pizza Group, PLC		1,880,391
59,441		Imperial Brands, PLC		3,297,914
2,350,390		Lloyds Banking Group, PLC		2,296,176
80,246		Persimmon, PLC		2,403,023
65,568		Reckitt Benckiser Group, PLC		6,337,757
74,770		SABMiller, PLC		4,570,435
				31,694,526
		United States-16.2%
21,496		Accenture, PLC - Class "A"		2,480,638
5,042	*	Alphabet, Inc. - Class "C"		3,756,038
22,158		MasterCard, Inc. - Class "A"		2,093,931
75,875	*	PayPal Holdings, Inc.		2,928,775
75,354		Philip Morris International, Inc.		7,392,981
2,272	*	Priceline Group, Inc.		2,928,517
				21,580,880
		Switzerland-12.0%
405		Chocoladefabriken Lindt & Spruengli AG		2,510,322
83,942		Nestle SA - Registered		6,272,407
22,502		Roche Holding AG - Genusscheine		5,539,206
101,302		UBS Group AG		1,631,915
				15,953,850
		India-8.9%
333,944		HDFC Bank, Ltd.		5,401,550
2,239		HDFC Bank, Ltd. (ADR)		137,990
299,342		Housing Development Finance Corporation, Ltd.		4,997,584
268,365		ITC, Ltd.		1,330,225
				11,867,349
		France-6.9%
15,805		Air Liquide SA		1,778,492
65,913		Bureau Veritas SA		1,468,175
19,894		Essilor International SA		2,457,293
4,560		Hermes International		1,605,685
10,920		L'Oreal SA		1,956,457
				9,266,102
		Germany-4.8%
22,370		Bayer AG		2,629,489
46,453		SAP SE		3,758,273
				6,387,762
		Netherlands-4.8%
60,965		ABN AMRO Group NV-CVA		1,249,047
113,604		Unilever NV-CVA		5,091,309
				6,340,356
		Japan-4.5%
13,722		Daito Trust Construction Company, Ltd.		1,948,354
63,700		Japan Tobacco, Inc.		2,654,520
67,389		Unicharm Corporation		1,466,397
				6,069,271
		Australia-4.3%
44,134		CSL, Ltd.		3,431,799
49,833		Ramsay Health Care, Ltd.		2,343,914
				5,775,713
		Denmark-3.0%
17,782		Coloplast A/S - Series "B"		1,347,397
50,105		Novo Nordisk A/S - Series "B"		2,717,767
				4,065,164
		Hong Kong-2.2%
149,132		Cheung Kong Infrastructure Holdings, Ltd.		1,458,186
239,365		Link REIT (REIT)		1,419,401
				2,877,587
		Canada-2.0%
60,475		Alimentation Couche-Tard, Inc. - Class "B"		2,685,812
		South Africa-1.6%
15,386		Naspers, Ltd.		2,147,865
		Spain-1.5%
89,119		Grifols SA		1,984,569
		Ireland-1.4%
13,806		Paddy Power Betfair, PLC		1,926,031
Total Value of Common Stocks (cost $93,588,212)			97.9%	130,622,837
Other Assets, Less Liabilities			2.1	2,838,321
Net Assets			100.0%	$ 133,461,158

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

At March 31, 2016, the cost of investments for federal income tax purposes was
$93,903,295. Accumulated net unrealized appreciation on investments was $36,719,542, consisting of $38,736,305 gross unrealized appreciation and $2,016,763 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$31,694,526	$-	$-	$31,694,526
Switzerland	21,580,880	-	-	21,580,880
India	15,953,850	-	-	15,953,850
United States	11,867,349	-	-	11,867,349
France	9,266,102	-	-	9,266,102
Germany	6,387,762	-	-	6,387,762
Netherlands	6,340,356	-	-	6,340,356
Japan	6,069,271	-	-	6,069,271
Australia	5,775,713	-	-	5,775,713
Denmark	4,065,164	-	-	4,065,164
Hong Kong	2,877,587	-	-	2,877,587
Canada	2,685,812	-	-	2,685,812
South Africa	2,147,865	-	-	2,147,865
Spain	1,984,569	-	-	1,984,569
Ireland	1,926,031	-	-	1,926,031
Total Investments in Securities	$130,622,837	$-	$-	$130,622,837

Transfers between Level 1 and Level 2 securities as of March 31, 2016 resulted from securities priced previously with an official close price (Level 1 securities) or securities fair valued by the Valuation Committee (Level 2 securities). Transfers from Level 2 to Level 1 as of March 31, 2016 were $14,396,429. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
March 31, 2016

Principal
Amount		Security			Value
		CORPORATE BONDS-95.5%
		Aerospace/Defense-.7%
$400	M	Rolls-Royce, PLC, 3.625%, 10/14/2025		(a)	$ 416,485
		Agriculture-.7%
400	M	Cargill, Inc., 6%, 11/27/2017		(a)	429,555
		Automotive-1.4%
500	M	Johnson Controls, Inc., 5%, 3/30/2020			545,401
300	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026			309,281
					854,682
		Chemicals-2.9%
500	M	Agrium, Inc., 3.375%, 3/15/2025			482,142
250	M	CF Industries, Inc., 3.45%, 6/1/2023			242,194
500	M	Dow Chemical Co., 4.25%, 11/15/2020			545,074
500	M	LyondellBasell Industries NV, 6%, 11/15/2021			575,778
					1,845,188
		Consumer Durables-.8%
		Newell Rubbermaid, Inc.:
265	M	4.7%, 8/15/2020			284,555
200	M	4.2%, 4/1/2026			209,627
					494,182
		Energy-9.6%
400	M	Anadarko Petroleum Corp., 5.95%, 9/15/2016			406,990
575	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019		(a)	606,873
500	M	Continental Resources, Inc., 5%, 9/15/2022			433,438
400	M	DCP Midstream Operating, LP, 2.5%, 12/1/2017			381,608
500	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021			475,175
500	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023			464,593
300	M	Magellan Midstream Partners, LP, 5%, 3/1/2026			325,055
		Marathon Oil Corp.:
300	M	6%, 10/1/2017			304,206
200	M	3.85%, 6/1/2025			162,821
500	M	Nabors Industries, Inc., 6.15%, 2/15/2018			497,911
200	M	ONEOK Partners, LP, 3.375%, 10/1/2022			179,743
400	M	Plains All American Pipeline, LP, 5.875%, 8/15/2016			401,840
400	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018			420,107
400	M	Suncor Energy, Inc., 6.1%, 6/1/2018			427,824
466	M	Valero Energy Corp., 9.375%, 3/15/2019			556,038
					6,044,222
		Financial Services-15.6%
400	M	American Express Co., 7%, 3/19/2018			438,954
		American International Group, Inc.:
400	M	3.75%, 7/10/2025			400,300
200	M	4.7%, 7/10/2035			199,366
500	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020			559,929
500	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			531,612
400	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022			428,255
600	M	CoBank ACB, 7.875%, 4/16/2018		(a)	600,952
300	M	Compass Bank, 6.4%, 10/1/2017			315,605
		ERAC USA Finance, LLC:
500	M	4.5%, 8/16/2021		(a)	544,431
500	M	7%, 10/15/2037		(a)	639,703
600	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			713,119
		General Electric Capital Corp.:
700	M	4.65%, 10/17/2021			799,177
450	M	6.75%, 3/15/2032			613,164
300	M	Harley-Davidson Financial Services, Inc., 2.4%, 9/15/2019		(a)	305,718
200	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018		(a)	220,973
400	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022		(a)	436,087
300	M	National City Corp., 6.875%, 5/15/2019			337,942
600	M	Protective Life Corp., 7.375%, 10/15/2019			698,229
300	M	Prudential Financial, Inc., 7.375%, 6/15/2019			348,395
400	M	State Street Corp., 3.55%, 8/18/2025			426,116
250	M	Wells Fargo Bank NA, 5.85%, 2/1/2037			304,994
					9,863,021
		Financials-23.9%
		Bank of America Corp.:
350	M	5.65%, 5/1/2018			375,900
625	M	5%, 5/13/2021			694,469
475	M	5.875%, 2/7/2042			577,729
		Barclays Bank, PLC:
400	M	5.125%, 1/8/2020			435,428
600	M	3.75%, 5/15/2024			618,712
300	M	Capital One Financial Corp., 3.75%, 4/24/2024			309,220
		Citigroup, Inc.:
1,250	M	6.125%, 11/21/2017			1,333,969
200	M	8.5%, 5/22/2019			238,414
200	M	4.5%, 1/14/2022			219,233
500	M	3.7%, 1/12/2026			514,158
400	M	Deutsche Bank AG, 3.7%, 5/30/2024			395,548
		Goldman Sachs Group, Inc.:
200	M	5.375%, 3/15/2020			222,126
600	M	5.75%, 1/24/2022			693,100
300	M	3.625%, 1/22/2023			309,893
700	M	6.125%, 2/15/2033			850,065
		JPMorgan Chase & Co.:
900	M	6%, 1/15/2018			969,507
500	M	4.5%, 1/24/2022			552,202
		Morgan Stanley:
500	M	5.95%, 12/28/2017			535,172
600	M	6.625%, 4/1/2018			655,829
850	M	5.5%, 7/28/2021			971,190
200	M	Standard Chartered, PLC, 3.2%, 4/17/2025		(a)	193,086
600	M	SunTrust Banks, Inc., 6%, 9/11/2017			634,615
500	M	U.S. Bancorp, 3.6%, 9/11/2024			527,470
400	M	UBS AG, 4.875%, 8/4/2020			441,610
500	M	Visa, Inc., 3.15%, 12/14/2025			522,578
		Wells Fargo & Co.:
300	M	4.6%, 4/1/2021			333,081
900	M	3.45%, 2/13/2023			923,811
					15,048,115
		Food/Beverage/Tobacco-5.1%
400	M	Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/2026			421,156
550	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019			639,792
700	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018			774,135
440	M	Ingredion, Inc., 4.625%, 11/1/2020			474,696
400	M	Philip Morris International, Inc., 5.65%, 5/16/2018			437,452
400	M	SABMiller Holdings, Inc., 3.75%, 1/15/2022		(a)	424,693
					3,171,924
		Food/Drug-.7%
400	M	CVS Health Corp., 3.875%, 7/20/2025			432,478
		Forest Products/Container-.4%
250	M	Rock-Tenn Co., 4.9%, 3/1/2022			268,885
		Health Care-2.6%
300	M	Biogen, Inc., 6.875%, 3/1/2018			328,688
450	M	Express Scripts Holding Co., 4.75%, 11/15/2021			489,503
400	M	Gilead Sciences, Inc., 3.65%, 3/1/2026			425,574
400	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022			413,536
					1,657,301
		Information Technology-1.3%
200	M	Apple, Inc., 2.5%, 2/9/2025			199,033
400	M	Hewlett Packard Enterprise Co., 2.85%, 10/5/2018		(a)	406,962
200	M	Pitney Bowes, Inc., 5.75%, 9/15/2017			209,296
					815,291
		Manufacturing-2.9%
750	M	CRH America, Inc., 8.125%, 7/15/2018			844,938
400	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018			443,169
500	M	Tyco Electronics Group SA, 6.55%, 10/1/2017			534,413
					1,822,520
		Media-Broadcasting-2.0%
200	M	ABC, Inc., 8.75%, 8/15/2021			262,541
400	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018		(a)	471,960
500	M	Comcast Corp., 4.25%, 1/15/2033			533,462
					1,267,963
		Media-Diversified-1.7%
620	M	McGraw-Hill Financial, Inc., 5.9%, 11/15/2017			661,556
400	M	Time Warner, Inc., 3.6%, 7/15/2025			411,369
					1,072,925
		Metals/Mining-4.5%
500	M	Alcoa, Inc., 6.15%, 8/15/2020			521,875
400	M	ArcelorMittal, 6.125%, 6/1/2018			406,000
400	M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021		(a)	360,178
500	M	Newmont Mining Corp., 5.125%, 10/1/2019			537,811
500	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021			519,592
500	M	Vale Overseas, Ltd., 5.625%, 9/15/2019			487,500
					2,832,956
		Real Estate Investment Trusts-5.7%
100	M	AvalonBay Communities, Inc., 3.5%, 11/15/2025			103,807
400	M	Boston Properties, LP, 5.875%, 10/15/2019			447,734
		Digital Realty Trust, LP:
300	M	5.25%, 3/15/2021			330,264
250	M	3.95%, 7/1/2022			254,897
300	M	ERP Operating, LP, 3.375%, 6/1/2025			309,665
400	M	HCP, Inc., 5.375%, 2/1/2021			437,286
		ProLogis, LP:
200	M	3.35%, 2/1/2021			208,568
125	M	3.75%, 11/1/2025			130,687
500	M	Simon Property Group, LP, 3.375%, 10/1/2024			523,671
400	M	Ventas Realty, LP, 4.75%, 6/1/2021			440,406
400	M	Welltower, Inc., 4%, 6/1/2025			400,980
					3,587,965
		Retail-General Merchandise-1.1%
400	M	Amazon.com, Inc., 4.8%, 12/5/2034			450,709
200	M	Home Depot, Inc., 5.875%, 12/16/2036			260,756
					711,465
		Telecommunications-2.0%
400	M	AT&T, Inc., 3.8%, 3/15/2022			422,075
750	M	Verizon Communications, Inc., 5.15%, 9/15/2023			867,021
					1,289,096
		Transportation-2.6%
400	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043			468,826
440	M	GATX Corp., 4.75%, 6/15/2022			468,727
300	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022		(a)	320,766
400	M	Southwest Airlines Co., 2.65%, 11/5/2020			408,277
					1,666,596
		Utilities-7.3%
300	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044			315,846
300	M	E.ON International Finance BV, 5.8%, 4/30/2018		(a)	321,894
300	M	Electricite de France SA, 3.625%, 10/13/2025		(a)	306,409
300	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044			303,124
400	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019			435,962
		Great River Energy Co.:
44	M	5.829%, 7/1/2017		(a)	44,480
278	M	4.478%, 7/1/2030		(a)	303,260
500	M	Ohio Power Co., 5.375%, 10/1/2021			569,553
450	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044			455,020
257	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022			255,891
604	M	Sempra Energy, 9.8%, 2/15/2019			726,994
500	M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041			588,138
					4,626,571
Total Value of Corporate Bonds (cost $59,921,920)					60,219,386
		U.S. GOVERNMENT OBLIGATIONS-2.0%
		U.S. Treasury Bonds:
525	M	2.5%, 2/15/2045			512,049
400	M	3%, 11/15/2044			431,750
300	M	3%, 5/15/2045			323,625
Total Value of U.S. Government Obligations (cost $1,269,248)					1,267,424
Total Value of Investments (cost $61,191,168)			97.5%		61,486,810
Other Assets, Less Liabilities			2.5		1,588,913
Net Assets			100.0%		$ 63,075,723

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2016, the Fund held nineteen 144A securities with an aggregate value of $7,354,465 representing
11.7% of the Fund's net assets.

At March 31, 2016, the cost of investments for federal income tax purposes was $6,191,856. Accumulated net unrealized appreciation on investments was $294,954, consisting of $1,511,235 gross unrealized appreciation and
$1,216,281 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$60,219,386	$-	$60,219,386
U.S. Government Obligations	-	1,267,424	-	1,267,424
Total Investments in Securities*	$-	$61,486,810	$-	$61,486,810

*The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND
March 31, 2016

Principal
Amount		Security			Value
		CORPORATE BONDS-54.9%
		Automotive-1.6%
$100	M	Toyota Motor Credit Corp., 2.125%, 7/18/2019			$ 102,307
		Consumer Durables-1.6%
100	M	Stanley Black & Decker, Inc., 2.451%, 11/17/2018			101,608
		Energy-4.8%
100	M	ConocoPhillips Co., 1.05%, 12/15/2017			98,594
100	M	ExxonMobil Corp., 1.708%, 3/1/2019			101,362
100	M	Suncor Energy, Inc., 6.1%, 6/1/2018			106,956
					306,912
		Financial Services-8.7%
100	M	American Express Co., 7%, 3/19/2018			109,739
100	M	BlackRock, Inc., 5%, 12/10/2019			111,937
100	M	General Electric Capital Corp., 5.625%, 5/1/2018			109,624
100	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018		(a)	110,487
100	M	Prudential Financial, Inc., 7.375%, 6/15/2019			116,132
					557,919
		Financials-13.3%
100	M	Bank of America Corp., 5.65%, 5/1/2018			107,400
100	M	Barclays Bank, PLC, 6.75%, 5/22/2019			113,330
100	M	Citigroup, Inc., 6.125%, 11/21/2017			106,718
100	M	Goldman Sachs Group, Inc., 6.15%, 4/1/2018			108,230
100	M	Morgan Stanley, 6.625%, 4/1/2018			109,305
100	M	Royal Bank of Canada, 1%, 4/27/2017			99,974
100	M	U.S. Bank NA, 2.125%, 10/28/2019			101,881
100	M	Visa, Inc., 1.2%, 12/14/2017			100,613
					847,451
		Food/Beverage/Tobacco-5.0%
100	M	Anheuser-Busch InBev Finance, Inc., 1.9%, 2/1/2019			101,470
100	M	Diageo Capital, PLC, 5.75%, 10/23/2017			106,671
100	M	PepsiCo, Inc., 5%, 6/1/2018			108,503
					316,644
		Health Care-1.6%
100	M	Gilead Sciences, Inc., 2.55%, 9/1/2020			103,046
		Industrials-1.6%
100	M	PACCAR Financial Corp., 1.45%, 3/9/2018			100,259
		Information Technology-3.2%
100	M	Apple, Inc., 2.1%, 5/6/2019			102,848
100	M	Cisco Systems, Inc., 1.65%, 6/15/2018			101,442
					204,290
		Manufacturing-1.7%
100	M	Tyco Electronics Group SA, 6.55%, 10/1/2017			106,883
		Media-Broadcasting-1.8%
100	M	Comcast Corp., 5.15%, 3/1/2020			112,581
		Real Estate Investment Trusts-1.8%
100	M	Boston Properties, LP, 5.875%, 10/15/2019			111,933
		Retail-General Merchandise-1.6%
100	M	McDonald's Corp., 2.1%, 12/7/2018			102,094
		Telecommunications-3.2%
100	M	AT&T, Inc., 2.45%, 6/30/2020			101,432
100	M	Verizon Communications, Inc., 3.65%, 9/14/2018			105,268
					206,700
		Utilities-3.4%
100	M	Arizona Public Service Co., 8.75%, 3/1/2019			118,628
100	M	Wisconsin Public Service Corp., 1.65%, 12/4/2018			100,414
					219,042
Total Value of Corporate Bonds (cost $3,538,679)					3,499,669
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-16.8%
		Fannie Mae-13.8%
371	M	3%, 11/1/2021 - 6/1/2030			388,377
429	M	3.5%, 10/1/2025 - 12/1/2029			454,860
34	M	4%, 9/1/2024			36,291
					879,528
		Freddie Mac-3.0%
117	M	3%, 8/1/2027 - 8/1/2030			122,213
67	M	3.5%, 8/1/2026			71,091
					193,304
Total Value of Residential Mortgage-Backed Securities (cost $1,067,951)					1,072,832
		ASSET BACKED SECURITIES-16.0%
		Fixed Autos-9.9%
100	M	Avis Budget Rental Car Funding Aesop, LLC, 2.97%, 2/20/2020		(a)	101,761
		Ford Credit Auto Owner Trust:
23	M	0.79%, 5/15/2018			22,925
7	M	1%, 9/15/2017			7,392
90	M	1.39%, 7/15/2020			90,289
20	M	Ford Credit Floorplan Master Owner Trust, 1.42%, 1/15/2020			20,027
15	M	Harley-Davidson Motorcycle Trust, 1.3%, 3/16/2020			14,996
		Honda Auto Receivables Owner Trust:
40	M	1.31%, 10/15/2020			40,087
45	M	1.46%, 10/15/2020			45,183
50	M	Hyundai Auto Receivables Trust, 1.48%, 6/15/2021			50,047
20	M	Mercedes-Benz Auto Receivables Trust, 1.34%, 12/16/2019			20,056
75	M	Nissan Master Owner Trust, 1.44%, 2/15/2020			75,108
25	M	Toyota Auto Receivables Owner Trust, 1.52%, 6/15/2020			25,121
120	M	Volkswagen Auto Lease Trust, 1.25%, 12/20/2017			119,320
					632,312
		Fixed Financials-5.1%
50	M	American Express Credit Account Master Trust, 1.26%, 1/15/2020			50,140
125	M	Capital One Multi-Asset Execution Trust, 1.6%, 5/17/2021			125,945
40	M	Chase Issuance Trust, 1.3%, 2/18/2020			40,157
30	M	Discover Card Execution Note Trust:
30	M	1.04%, 4/15/2019			30,037
80	M	2.12%, 12/15/2021			81,743
					328,022
		Manufacturing-1.0%
60	M	John Deere Owner Trust, 1.36%, 4/15/2020			59,980
Total Value of Asset Backed Securities (cost $1,019,664)					1,020,314
		U.S. GOVERNMENT AGENCY OBLIGATIONS-4.8%
		Fannie Mae:
60	M	0.875%, 12/20/2017			60,110
50	M	1.125%, 7/20/2018			50,371
10	M	1.5%, 6/22/2020			10,117
		Freddie Mac:
95	M	1.75%, 5/30/2019			97,321
65	M	1.5%, 12/30/2019			65,036
20	M	Federal Home Loan Bank, 0.875%, 5/24/2017			20,049
Total Value of U.S. Government Agency Obligations (cost $300,294)					303,004
		U.S. GOVERNMENT OBLIGATIONS-4.7%
		U.S. Treasury Notes:
40	M	0.5%, 6/15/2016			40,019
140	M	0.75%, 12/31/2017			140,065
35	M	0.875%, 1/15/2018			35,094
60	M	1.25%, 10/31/2018			60,663
25	M	1.375%, 4/30/2020			25,263
Total Value of U.S. Government Obligations (cost $299,264)					301,104
		TAXABLE MUNICIPAL BONDS-1.6%
100	M	Florida St. Brd. of Admin. Fin. Corp. Rev., 2.638%, 7/1/2021 (cost $100,000)			102,037
Total Value of Investments (cost $6,325,852)			98.8%		6,298,960
Other Assets, Less Liabilities			1.2		73,386
Net Assets			100.0%		$ 6,372,346

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2016, the Fund held two Section 4(2) securities with an aggregate value of $212,248 representing 3.3% of the Fund's net assets.

At March 31, 2016, the cost of investments for federal income tax purposes was
$6,325,852. Accumulated net unrealized depreciation on investments was
$26,892, consisting of $30,146 gross unrealized appreciation and $57,038 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$3,499,669	$-	$3,499,669
Residential
Mortgage-Backed Securities	-	1,072,832		1,072,832
Asset Backed Securities		1,020,314		1,020,314
U.S. Government Agency
Obligations	-	303,004		303,004
U.S. Government Obligations	-	301,104		301,104
Taxable Municipal Bonds		102,037		102,037
Total Investments in Securities*	$-	$6,298,960	$-	$6,298,960

*The Portfolio of Investments provides information on the industry categorization for corporate bonds and asset backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
March 31, 2016

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-91.4%
			Consumer Discretionary-23.0%
30,550			American Eagle Outfitters, Inc.		$ 509,268
7,950		*	Belmond, Ltd. - Class "A"		75,446
8,300			BorgWarner, Inc.		318,720
9,550			Caleres, Inc.		270,169
10,450			Delphi Automotive, PLC		783,959
5,850			Foot Locker, Inc.		377,325
3,850			Group 1 Automotive, Inc.		225,956
3,900			Harman International Industries, Inc.		347,256
3,850		*	Helen of Troy, Ltd.		399,207
15,350		*	Jarden Corporation		904,883
5,900			L Brands, Inc.		518,079
5,450			Lear Corporation		605,877
3,900			Magna International, Inc.		167,544
17,150			Newell Rubbermaid, Inc.		759,573
2,950			Nordstrom, Inc.		168,769
9,350			Penske Automotive Group, Inc.		354,365
1,100			Ralph Lauren Corporation		105,886
11,250			Ruth's Hospitality Group, Inc.		207,113
9,100		*	Select Comfort Corporation		176,449
14,100		*	ServiceMaster Global Holdings, Inc.		531,288
18,000			Stein Mart, Inc.		131,940
19,200		*	TRI Pointe Group, Inc.		226,176
9,850			Tupperware Brands Corporation		571,103
1,550			Whirlpool Corporation		279,527
21,800		*	William Lyon Homes - Class "A"		315,882
5,900			Wyndham Worldwide Corporation		450,937
					9,782,697
			Consumer Staples-4.5%
6,800			Coty, Inc. - Class "A"		189,244
16,000			Delhaize Group (ADR)		415,520
900			McCormick & Company, Inc.		89,532
4,525			Nu Skin Enterprises, Inc. - Class "A"		173,081
11,400			Pinnacle Foods, Inc.		509,352
4,376			Tootsie Roll Industries, Inc.		152,897
5,600			Tyson Foods, Inc. - Class "A"		373,296
					1,902,922
			Energy-2.8%
1,350		*	Dril-Quip, Inc.		81,756
3,600			EOG Resources, Inc.		261,288
4,100			EQT Corporation		275,766
3,850			Hess Corporation		202,702
3,600			National Oilwell Varco, Inc.		111,960
8,200			PBF Energy, Inc. - Class "A"		272,240
					1,205,712
			Financials-16.4%
2,950			Ameriprise Financial, Inc.		277,329
10,100			Berkshire Hills Bancorp, Inc.		271,589
16,700			Brixmor Property Group, Inc. (REIT)		427,854
19,200			Citizens Financial Group, Inc.		402,240
10,550			Discover Financial Services		537,206
6,800			Douglas Emmett, Inc. (REIT)		204,748
2,050			Federal Realty Investment Trust (REIT)		319,902
18,350			Financial Select Sector SPDR Fund (ETF)		413,059
6,150			First Republic Bank		409,836
1,100			HF Financial Corporation		19,800
4,550			iShares Core S&P Mid-Cap ETF (ETF)		656,064
6,350			iShares Russell 2000 ETF (ETF)		702,437
5,450			NASDAQ, Inc.		361,771
10,100			National General Holdings Corporation		218,059
4,550		*	Realogy Holdings Corporation		164,301
10,250			SPDR S&P Regional Banking (ETF)		385,810
9,650			Sterling Bancorp		153,725
28,348			Sunstone Hotel Investors, Inc. (REIT)		396,872
14,450			Tanger Factory Outlet Centers, Inc. (REIT)		525,836
4,100			Waddell & Reed Financial, Inc. - Class "A"		96,514
					6,944,952
			Health Care-17.9%
4,300		*	Allergan, PLC		1,152,529
12,200		*	Centene Corporation		751,154
3,400		*	Charles River Laboratories International, Inc.		258,196
3,400			Dentsply Sirona, Inc.		209,542
6,350			Gilead Sciences, Inc.		583,311
10,750			Hill-Rom Holdings, Inc.		540,725
4,650		*	Lannett Company, Inc.		83,374
3,600			McKesson Corporation		566,100
4,600			Perrigo Company, PLC		588,478
16,000			Phibro Animal Health Corporation - Class "A"		432,640
14,850		*	Prestige Brands Holdings, Inc.		792,842
3,400			Quest Diagnostics, Inc.		242,930
5,750			Thermo Fisher Scientific, Inc.		814,143
21,100		*	VWR Corporation		570,966
					7,586,930
			Industrials-10.0%
7,350			A.O. Smith Corporation		560,879
1,300			ESCO Technologies, Inc.		50,674
2,250			G&K Services, Inc. - Class "A"		164,812
2,900		*	Generac Holdings, Inc.		107,996
10,200			ITT Corporation		376,278
3,750			J.B. Hunt Transport Services, Inc.		315,900
6,000			Korn/Ferry International		169,740
3,850			ManpowerGroup, Inc.		313,467
3,850			Nielsen Holdings, PLC		202,741
2,950		*	Nortek, Inc.		142,455
3,750			Regal Beloit Corporation		236,588
1,800			Roper Technologies, Inc.		328,986
4,300			Snap-On, Inc.		675,057
8,350		*	TAL International Group, Inc.		128,924
12,850			Textron, Inc.		468,511
					4,243,008
			Information Technology-10.1%
20,900			ARRIS International PLC		479,028
3,150			Broadcom Limited		486,675
4,100		*	Fiserv, Inc.		420,578
11,550			Juniper Networks, Inc.		294,640
7,100			Lam Research Corporation		586,460
7,800			Methode Electronics, Inc.		228,072
6,300		*	PTC, Inc.		208,908
2,800			SanDisk Corporation		213,024
18,750			Symantec Corporation		344,625
2,250		*	Synaptics, Inc.		179,415
1,650			TE Connectivity, Ltd.		102,168
12,600			Technology Select Sector SPDR Fund (ETF)		558,936
14,450			Travelport Worldwide, Ltd.		197,387
					4,299,916
			Materials-2.0%
1,800			Praxair, Inc.		206,010
11,700			Steel Dynamics, Inc.		263,367
10,700		*	Trinseo SA		393,867
					863,244
			Utilities-4.7%
10,550			AGL Resources, Inc.		687,227
100			Black Hills Corporation		6,013
3,100			NiSource, Inc.		73,036
6,650			Portland General Electric Company		262,609
6,150			SCANA Corporation		431,423
9,100			WEC Energy Group, Inc.		546,637
					2,006,945
Total Value of Common Stocks (cost $36,066,827)					38,836,326
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-7.1%
			Federal Home Loan Bank:
$1,000	M		0.335%, 5/6/2016		999,757
2,000	M		0.34%, 4/22/2016		1,999,766
Total Value of Short-Term U.S. Government Agency Obligations (cost $2,999,278)					2,999,523
Total Value of Investments (cost $39,066,105)				98.5%	41,835,849
Other Assets, Less Liabilities				1.5	650,207
Net Assets				100.0%	$ 42,486,056

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At March 31, 2016, the cost of investments for federal income tax purposes was
$39,127,956. Accumulated net unrealized appreciation on investments was
$2,707,893, consisting of $4,819,285 gross unrealized appreciation and
$2,111,392 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$38,836,326	$-	$-	$38,836,326
Short-Term U.S. Government
Agency Obligations	-	2,999,523		2,999,523
Total Investments in Securities*	$38,836,326	$2,999,523	$-	$41,835,849

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
REAL ESTATE FUND
March 31, 2016

Shares		Security		Value
		COMMON STOCKS-97.1%
		Apartments REITs-15.1%
1,027		Apartment Investment & Management Company - Class "A"		$ 42,949
1,969		AvalonBay Communities, Inc.		374,504
635		Camden Property Trust		53,397
4,426		Equity Residential		332,083
345		Essex Property Trust, Inc.		80,682
139		Mid-America Apartment Communities, Inc.		14,207
551		Post Properties, Inc.		32,917
698		UDR, Inc.		26,894
				957,633
		Diversified REITs-7.8%
181		CorEnergy Infrastructure Trust, Inc.		3,640
6,267		Corrections Corporation of America		200,857
120		Digital Realty Trust, Inc.		10,619
2,478		Duke Realty Corporation		55,854
193		DuPont Fabros Technology, Inc.		7,822
280		Liberty Property Trust		9,369
2,183		Vornado Realty Trust		206,141
200		Whitestone REIT		2,514
				496,816
		Health Care REITs-14.1%
3,398		Care Capital Properties, Inc.		91,202
7,659		HCP, Inc.		249,530
150		Healthcare Realty Trust, Inc.		4,634
250		Healthcare Trust of America, Inc.		7,355
130		LTC Properties, Inc.		5,881
550		Omega Heathcare Investors, Inc.		19,415
735		Sabra Health Care REIT, Inc.		14,766
2,902		Senior Housing Properties Trust		51,917
5,705		Ventas, Inc.		359,187
1,297		Welltower, Inc.		89,934
				893,821
		Hotels REITs-3.6%
1,481		Hospitality Properties Trust		39,335
7,816		Host Hotels & Resorts, Inc.		130,527
2,014		LaSalle Hotel Properties		50,974
703		Sunstone Hotel Investors, Inc.		9,842
				230,678
		Manufactured Homes REITs-2.8%
2,001		Equity LifeStyle Properties, Inc.		145,533
417		Sun Communities, Inc.		29,861
				175,394
		Mortgage REITs-1.3%
4,418		American Capital Agency Corporation		82,307
		Office Property REITs-9.4%
981		Alexandria Real Estate Equities, Inc.		89,163
1,689		Boston Properties, Inc.		214,638
400		Brandywine Realty Trust		5,612
1,460		Corporate Office Properties Trust		38,310
415		Douglas Emmett, Inc.		12,496
1,080		Empire State Realty Trust, Inc. - Class "A"		18,932
1,925	*	Equity Commonwealth		54,324
60		Franklin Street Properties Corporation		637
1,728		Mack-Cali Realty Corporation		40,608
2,560		New York REIT, Inc.		25,856
3,795		Paramount Group, Inc.		60,530
1,237		Piedmont Office Realty Trust, Inc. - Class "A"		25,123
171		SL Green Realty Corporation		16,566
				602,795
		Real Estate Owners/Development REITs-1.4%
3,472	*	RMR Group, Inc. - Class "A"		86,835
		Regional Malls REITs-21.0%
10,143		CBL & Associates Properties, Inc.		120,702
6,333		General Growth Properties, Inc.		188,280
623		Macerich Company		49,367
1,323		Pennsylvania Real Estate Investment Trust		28,908
2,945		Simon Property Group, Inc.		611,647
5,416		Tanger Factory Outlet Centers, Inc.		197,088
1,323		Taubman Centers, Inc.		94,237
4,445		WP Glimcher, Inc.		42,183
				1,332,412
		Shopping Centers REITs-4.2%
140		Acadia Realty Trust		4,918
420		Cedar Realty Trust, Inc.		3,037
2,050		DDR Corporation		36,469
498		Federal Realty Investment Trust		77,713
1,588		Kimco Realty Corporation		45,703
540		Kite Realty Group Trust		14,963
230		Ramco-Gershenson Properties Trust		4,147
430		Regency Centers Corporation		32,186
1,960		Retail Properties of America, Inc. - Class "A"		31,066
390		Weingarten Realty Investors		14,633
				264,835
		Single Tenant REITs-2.9%
394		National Retail Properties, Inc.		18,203
470		Realty Income Corporation		29,380
4,886		Select Income REIT		112,622
1,800		Spirit Realty Capital, Inc.		20,250
150		STORE Capital Corporation		3,882
700		VEREIT, Inc.		6,209
				190,546
		Storage REITs-11.7%
267		CubeSmart		8,891
1,620		Extra Space Storage, Inc.		151,405
3,573		Iron Mountain, Inc.		121,160
1,491		Public Storage		411,263
406		Sovran Self Storage, Inc.		47,888
				740,607
		Student Housing REITs-0.4%
580		American Campus Communities, Inc.		27,312
		Warehouse/Industrial REITs-1.4%
110		DCT Industrial Trust, Inc.		4,342
153		EastGroup Properties, Inc.		9,237
265		First Industrial Realty Trust, Inc.		6,026
1,580		Prologis, Inc.		69,804
				89,409
Total Value of Common Stock (cost $5,746,922)			97.1%	6,171,400
Other Assets, Less Liabilities			2.9	181,599
Net Assets			100.0%	$ 6,352,999

*	Non-income producing

Summary of Abbreviations:
REITs Real Estate Investment Trusts

At March 31, 2016, the cost of investments for federal income tax purposes was $5,750,289. Accumulated net unrealized appreciation on investments was $421,111 consisting of $527,383 gross unrealized appreciation and $106,272 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,171,400	$-	$-	$6,171,400

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
March 31, 2016

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-96.7%
			Consumer Discretionary-17.2%
28,000			Coach, Inc.		$ 1,122,520
68,060			Gentex Corporation		1,067,861
15,325			Home Depot, Inc.		2,044,815
21,300			NIKE, Inc. - Class "B"		1,309,311
29,140			Starbucks Corporation		1,739,658
13,600			Wyndham Worldwide Corporation		1,039,448
					8,323,613
			Consumer Staples-9.7%
21,800			Campbell Soup Company		1,390,622
10,600			Clorox Company		1,336,236
50,900			Kroger Company		1,946,925
					4,673,783
			Energy-3.7%
4,960			Chevron Corporation		473,184
5,280			ExxonMobil Corporation		441,355
8,120			Helmerich & Payne, Inc.		476,806
21,900			SM Energy Company		410,406
					1,801,751
			Financials-11.6%
27,100			Bank of New York Mellon Corporation		998,093
14,290			Discover Financial Services		727,647
9,200			FactSet Research Systems, Inc.		1,394,076
4,900			Intercontinental Exchange, Inc.		1,152,186
6,200			Travelers Companies, Inc.		723,602
20,900			Voya Financial, Inc.		622,193
					5,617,797
			Health Care-17.4%
7,200			C.R. Bard, Inc.		1,459,224
20,700		*	Centene Corporation		1,274,499
13,800			Gilead Sciences, Inc.		1,267,668
36,700		*	Hologic, Inc.		1,266,150
6,390			Johnson & Johnson		691,398
7,820			McKesson Corporation		1,229,695
19,000		*	Quintiles Transnational Holdings, Inc.		1,236,900
					8,425,534
			Industrials-10.8%
19,060			Alaska Air Group, Inc.		1,563,301
16,700			C.H. Robinson Worldwide, Inc.		1,239,641
14,000			Cintas Corporation		1,257,340
8,700			General Dynamics Corporation		1,142,919
					5,203,201
			Information Technology-24.8%
21,850			Apple, Inc.		2,381,432
37,400		*	Aspen Technology, Inc.		1,351,262
63,200		*	Cadence Design Systems, Inc.		1,490,256
41,100			Cisco Systems, Inc.		1,170,117
15,100		*	Citrix Systems, Inc.		1,186,558
4,645			Jabil Circuit, Inc.		89,509
42,300			Juniper Networks, Inc.		1,079,073
22,300			Microsoft Corporation		1,231,629
15,400		*	Red Hat, Inc.		1,147,454
22,126		*	Take-Two Interactive Software, Inc.		833,487
					11,960,777
			Telecommunication Services-1.5%
23,100			CenturyLink Inc.		738,276
Total Value of Common Stocks (cost $38,887,403)					46,744,732
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-1.0%
$500	M		U.S. Treasury Bills, 0.252%, 4/7/2016 (cost $499,979)		499,991
Total Value of Investments (cost $39,387,382)				97.7%	47,244,723
Other Assets, Less Liabilities				2.3	1,100,902
Net Assets				100.0%	$ 48,345,625

*	Non-income producing

At March 31, 2016, the cost of investments for federal income tax purposes was
$39,387,382. Accumulated net unrealized appreciation on investments was
$7,857,341, consisting of $8,972,659 gross unrealized appreciation and
$1,115,318 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$46,744,732	$-	$-	$46,744,732
Short-Term U.S. Government
Obligations	-	499,991		499,991
Total Investments in Securities*	$46,744,732	$499,991	$-	$47,244,723

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
March 31, 2016

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-97.1%
			Consumer Discretionary-17.8%
104,500		*	1-800-FLOWERS.COM, Inc. - Class "A"		$ 823,460
150,000			American Eagle Outfitters, Inc.		2,500,500
75,000		*	Belmond, Ltd. - Class "A"		711,750
50,500			Caleres, Inc.		1,428,645
93,000		*	Century Communities, Inc.		1,587,510
76,500			Entravision Communications Corporation - Class "A"		569,160
129,000		*	Fox Factory Holding Corporation		2,039,490
20,000			Group 1 Automotive, Inc.		1,173,800
32,500			Hanesbrands, Inc.		921,050
15,500			Harman International Industries, Inc.		1,380,120
72,000		*	Jarden Corporation		4,244,400
60,500		*	Live Nation Entertainment, Inc.		1,349,755
27,200			Oxford Industries, Inc.		1,828,656
45,500			Penske Automotive Group, Inc.		1,724,450
102,500			Regal Entertainment Group - Class "A"		2,166,850
95,500			Ruth's Hospitality Group, Inc.		1,758,155
21,000		*	Select Comfort Corporation		407,190
73,500		*	ServiceMaster Global Holdings, Inc.		2,769,480
21,000		*	Starz - Class "A"		552,930
90,000		*	TRI Pointe Group, Inc.		1,060,200
24,000			Tupperware Brands Corporation		1,391,520
22,500			Visteon Corporation		1,790,775
72,600		*	William Lyon Homes - Class "A"		1,051,974
					35,231,820
			Consumer Staples-2.3%
45,000			Coty, Inc. - Class "A"		1,252,350
46,000			Pinnacle Foods, Inc.		2,055,280
34,200			Tootsie Roll Industries, Inc.		1,194,948
					4,502,578
			Energy-2.1%
25,000			Delek US Holdings, Inc.		381,000
14,400		*	Dril-Quip, Inc.		872,064
35,300			PBF Energy, Inc. - Class "A"		1,171,960
57,500			Western Refining, Inc.		1,672,675
					4,097,699
			Financials-25.5%
53,000			AllianceBernstein Holding, LP (MLP)		1,241,790
41,000			American Equity Investment Life Holding Company		688,800
60,500			American Financial Group, Inc.		4,257,385
37,000			Aspen Insurance Holdings, Ltd.		1,764,900
56,600		*	Atlas Financial Holdings, Inc.		1,026,724
8,400			Banc of California, Inc.		147,000
80,000			Berkshire Hills Bancorp, Inc.		2,151,200
85,000			Brixmor Property Group, Inc. (REIT)		2,177,700
45,000			Brown & Brown, Inc.		1,611,000
58,200			Citizens Financial Group, Inc.		1,219,290
68,000			Douglas Emmett, Inc. (REIT)		2,047,480
13,500			Endurance Specialty Holdings, Ltd.		882,090
34,500		*	FCB Financial Holdings, Inc. - Class "A"		1,147,470
18,100			Federal Realty Investment Trust (REIT)		2,824,505
135,000			FelCor Lodging Trust, Inc. (REIT)		1,096,200
162,000			Financial Select Sector SPDR Fund (ETF)		3,646,620
39,000			Great Western Bancorp, Inc.		1,063,530
58,000		*	Green Bancorp, Inc.		439,060
26,000			iShares Russell 2000 ETF (ETF)		2,876,120
73,500			OceanFirst Financial Corporation		1,299,480
30,000			Opus Bank		1,020,000
23,200			Prosperity Bancshares, Inc.		1,076,248
27,500			Simmons First National Corporation - Class "A"		1,239,425
96,000			SPDR S&P Regional Banking (ETF)		3,613,440
173,700			Sterling Bancorp		2,767,041
138,300			Sunstone Hotel Investors, Inc. (REIT)		1,936,200
71,500			Tanger Factory Outlet Centers, Inc. (REIT)		2,601,885
85,000			TCF Financial Corporation		1,042,100
54,200			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		1,135,490
19,500			Waddell & Reed Financial, Inc. - Class "A"		459,030
					50,499,203
			Health Care-11.9%
22,800		*	ANI Pharmaceuticals, Inc.		767,448
57,200		*	Centene Corporation		3,521,804
14,500		*	Charles River Laboratories International, Inc.		1,101,130
57,200		*	DepoMed, Inc.		796,796
50,500		*	Globus Medical, Inc. - Class "A"		1,199,375
51,200			Hill-Rom Holdings, Inc.		2,575,360
28,500		*	ICON, PLC		2,140,350
21,500		*	Integra LifeSciences Holdings Corporation		1,448,240
23,200		*	Lannett Company, Inc.		415,976
43,200			PerkinElmer, Inc.		2,136,672
67,400			Phibro Animal Health Corporation - Class "A"		1,822,496
56,500		*	Surgical Care Affilates, Inc.		2,614,820
108,500		*	VWR Corporation		2,936,010
					23,476,477
			Industrials-13.4%
43,200			A.O. Smith Corporation		3,296,592
37,600			ESCO Technologies, Inc.		1,465,648
15,500			G&K Services, Inc. - Class "A"		1,135,375
30,000		*	Generac Holdings, Inc.		1,117,200
65,000			ITT Corporation		2,397,850
98,000			Kforce, Inc.		1,918,840
115,600		*	NCI Building Systems, Inc.		1,641,520
7,200		*	Nortek, Inc.		347,688
43,000			Orbital ATK, Inc.		3,738,420
43,200		*	Patrick Industries, Inc.		1,960,848
29,500			Regal Beloit Corporation		1,861,155
22,500			Snap-On, Inc.		3,532,275
17,000			Standex International Corporation		1,322,770
55,200		*	TAL International Group, Inc.		852,288
					26,588,469
			Information Technology-13.8%
109,000		*	ARRIS International, PLC		2,498,280
5,800		*	Autobytel, Inc.		100,688
30,200			Avnet, Inc.		1,337,860
9,200			CDW Corporation		381,800
47,700		*	CommScope Holding Company, Inc.		1,331,784
30,000			CPI Card Group, Inc.		247,200
19,000			IAC/InterActiveCorp		894,520
14,200			Lam Research Corporation		1,172,920
71,500			Methode Electronics, Inc.		2,090,660
56,400		*	Microsemi Corporation		2,160,684
34,500			MKS Instruments, Inc.		1,298,925
74,500		*	Newport Corporation		1,713,500
99,000		*	Orbotech, Ltd.		2,354,220
32,000		*	OSI Systems, Inc.		2,095,680
25,500		*	Perficient, Inc.		553,860
4,000		*	Progress Software Corporation		96,480
61,000		*	PTC, Inc.		2,022,760
7,000			SanDisk Corporation		532,560
28,500			Silicon Motion Technology Corporation (ADR)		1,106,085
12,200		*	Synaptics, Inc.		972,828
33,000		*	Synchronoss Technologies, Inc.		1,067,220
35,000		*	Verint Systems, Inc.		1,168,300
					27,198,814
			Materials-5.3%
40,200			AptarGroup, Inc.		3,152,082
131,500		*	Ferro Corporation		1,560,905
65,500			Olin Corporation		1,137,735
21,000			Sensient Technologies Corporation		1,332,660
63,900		*	Trinseo SA		2,352,159
24,800			WestRock Company		967,944
					10,503,485
			Utilities-5.0%
54,200			AGL Resources, Inc.		3,530,588
17,200			Pinnacle West Capital Corporation		1,291,204
40,500			Portland General Electric Company		1,599,345
25,200			SCANA Corporation		1,767,780
29,200			WEC Energy Group, Inc.		1,754,044
					9,942,961
Total Value of Common Stocks (cost $167,115,679)					192,041,506
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.0%
			Federal Home Loan Bank:
$1,000	M		0.31%, 4/8/2016		999,961
2,000	M		0.335%, 5/6/2016		1,999,514
1,000	M		0.34%, 4/22/2016		999,883
Total Value of Short-Term U.S. Government Agency Obligations (cost $3,999,090)					3,999,358
Total Value of Investments (cost $171,114,769)				99.1%	196,040,864
Other Assets, Less Liabilities				.9	1,734,101
Net Assets				100.0%	$ 197,774,965

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
MLP Master Limited Partnership
REIT Real Estate Investment Trust

At March 31, 2016, the cost of investments for federal income tax purposes was
$171,273,708. Accumulated net unrealized appreciation on investments was
$24,767,156, consisting of $35,346,755 gross unrealized appreciation and $10,579,599 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$192,041,506	$-	$-	$192,041,506
Short-Term U.S. Government
Agency Obligations	-	3,999,358		3,999,358
Total Investments in Securities*	$192,041,506	$3,999,358	$-	$196,040,864

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
March 31, 2016

Shares or
Principal
Amount			Security			Value
			COMMON STOCKS-58.3%
			Consumer Discretionary-10.9%
9,800			American Eagle Outfitters, Inc.			$ 163,366
3,600			BorgWarner, Inc.			138,240
5,700			CBS Corporation - Class "B"			314,013
4,000			Delphi Automotive, PLC			300,080
2,200			Foot Locker, Inc.			141,900
8,700			Ford Motor Company			117,450
1,800			Harman International Industries, Inc.			160,272
2,300			Home Depot, Inc.			306,889
6,100		*	Jarden Corporation			359,595
4,900			Johnson Controls, Inc.			190,953
3,000			L Brands, Inc.			263,430
2,600			Lear Corporation			289,042
2,550			Magna International, Inc.			109,548
6,900			Newell Rubbermaid, Inc.			305,601
2,600			Penske Automotive Group, Inc.			98,540
3,300		*	Select Comfort Corporation			63,987
6,300			Stein Mart, Inc.			46,179
3,900			Tupperware Brands Corporation			226,122
2,100			Walt Disney Company			208,551
700			Whirlpool Corporation			126,238
2,200			Wyndham Worldwide Corporation			168,146
						4,098,142
			Consumer Staples-5.9%
6,400			Altria Group, Inc.			401,024
4,600			Coca-Cola Company			213,394
3,750			CVS Health Corporation			388,987
3,200			Delhaize Group (ADR)			83,104
2,900		*	Koninklijke Ahold NV (ADR)			65,076
1,900			Nu Skin Enterprises, Inc. - Class "A"			72,675
2,100			PepsiCo, Inc.			215,208
3,950			Philip Morris International, Inc.			387,535
1,350			Procter & Gamble Company			111,119
2,100			Tyson Foods, Inc. - Class "A"			139,986
2,050			Wal-Mart Stores, Inc.			140,405
						2,218,513
			Energy-3.3%
1,800			Anadarko Petroleum Corporation			83,826
500			Chevron Corporation			47,700
3,000			ConocoPhillips			120,810
2,700			Devon Energy Corporation			74,088
2,650			ExxonMobil Corporation			221,513
1,200			Hess Corporation			63,180
3,400			Marathon Oil Corporation			37,876
4,350			Marathon Petroleum Corporation			161,733
1,300			Occidental Petroleum Corporation			88,959
1,300			PBF Energy, Inc. - Class "A"			43,160
1,450			Phillips 66			125,556
600			Schlumberger, Ltd.			44,250
4,400			Suncor Energy, Inc.			122,364
						1,235,015
			Financials-8.3%
3,200			American Express Company			196,480
1,000			American International Group, Inc.			54,050
1,900			Ameriprise Financial, Inc.			178,619
8,100			Brixmor Property Group, Inc. (REIT)			207,522
1,700			Chubb, Ltd.			202,555
5,800			Citizens Financial Group, Inc.			121,510
4,200			Discover Financial Services			213,864
7,100			Financial Select Sector SPDR Fund (ETF)			159,821
600			iShares Core S&P Mid-Cap ETF (ETF)			86,514
1,900			iShares Russell 2000 ETF (ETF)			210,178
5,300			JPMorgan Chase & Company			313,866
2,100			MetLife, Inc.			92,274
700			Morgan Stanley			17,507
1,950			PNC Financial Services Group, Inc.			164,912
3,200			SPDR S&P Regional Banking (ETF)			120,448
8,536			Sunstone Hotel Investors, Inc. (REIT)			119,504
5,600			Tanger Factory Outlet Centers, Inc. (REIT)			203,784
4,600			U.S. Bancorp			186,714
5,400			Urstadt Biddle Properties, Inc. - Class "A" (REIT)			113,130
3,700			Wells Fargo & Company			178,932
						3,142,184
			Health Care-11.6%
5,350			Abbott Laboratories			223,790
4,500			AbbVie, Inc.			257,040
1,200		*	Allergan, PLC			321,636
4,500			Baxalta, Inc.			181,800
2,300			Baxter International, Inc.			94,484
2,200			Cardinal Health, Inc.			180,290
2,600		*	Centene Corporation			160,082
2,100		*	Express Scripts Holding Company			144,249
4,100			Gilead Sciences, Inc.			376,626
3,200			Hill-Rom Holdings, Inc.			160,960
3,500			Johnson & Johnson			378,700
118		*	Mallinckrodt, PLC			7,231
900			McKesson Corporation			141,525
2,500			Medtronic, PLC			187,500
4,200			Merck & Company, Inc.			222,222
2,600		*	Mylan NV			120,510
11,650			Pfizer, Inc.			345,306
3,800			Phibro Animal Health Corporation - Class "A"			102,752
3,500			Thermo Fisher Scientific, Inc.			495,565
5,650		*	VWR Corporation			152,889
3,500			Zoetis, Inc.			155,155
						4,410,312
			Industrials-5.1%
1,850			3M Company			308,266
1,000		*	Generac Holdings, Inc.			37,240
3,350			General Electric Company			106,496
2,700			Honeywell International, Inc.			302,535
2,900			ITT Corporation			106,981
250			Lockheed Martin Corporation			55,375
1,400			ManpowerGroup, Inc.			113,988
1,200			Nielsen Holdings, PLC			63,192
1,600			Snap-On, Inc.			251,184
4,600		*	TAL International Group, Inc.			71,024
1,900			Textainer Group Holdings, Ltd.			28,196
6,200			Textron, Inc.			226,052
1,400			Tyco International, PLC			51,394
1,900			United Technologies Corporation			190,190
						1,912,113
			Information Technology-9.5%
4,200			Apple, Inc.			457,758
3,600			Applied Materials, Inc.			76,248
7,500		*	ARRIS International, PLC			171,900
12,100			Cisco Systems, Inc.			344,487
3,250		*	eBay, Inc.			77,545
12,800			EMC Corporation			341,120
6,100			Hewlett Packard Enterprise Company			108,153
6,400			HP, Inc.			78,848
7,500			Intel Corporation			242,625
1,000			International Business Machines Corporation			151,450
4,000			Juniper Networks, Inc.			102,040
2,900			Methode Electronics, Inc.			84,796
8,350			Microsoft Corporation			461,170
1,000		*	NXP Semiconductors NV			81,070
4,500			Oracle Corporation			184,095
600		*	PTC, Inc.			19,896
3,700			QUALCOMM, Inc.			189,218
1,450			SanDisk Corporation			110,316
8,000			Symantec Corporation			147,040
1,100		*	Synaptics, Inc.			87,714
1,100			TE Connectivity, Ltd.			68,112
						3,585,601
			Materials-.6%
500			Praxair, Inc.			57,225
1,700			RPM International, Inc.			80,461
2,500		*	Trinseo SA			92,025
						229,711
			Telecommunication Services-2.0%
7,050			AT&T, Inc.			276,148
1,200			Broadcom, Ltd.			185,400
5,700			Verizon Communications, Inc.			308,256
						769,804
			Utilities-1.1%
2,900			AGL Resources, Inc.			188,906
5,800			Exelon Corporation			207,988
1,000			NiSource, Inc.			23,560
						420,454
Total Value of Common Stocks (cost $20,681,152)						22,021,849
			CORPORATE BONDS-21.0%
			Agriculture-.3%
$100	M		Cargill, Inc., 6%, 11/27/2017		(a)	107,389
			Automotive-.6%
100	M		Johnson Controls, Inc., 5%, 3/30/2020			109,080
100	M		O'Reilly Automotive, Inc., 3.55%, 3/15/2026			103,094
						212,174
			Chemicals-.8%
100	M		Agrium, Inc., 3.375%, 3/15/2025			96,428
100	M		CF Industries, Inc., 3.45%, 6/1/2023			96,878
100	M		Dow Chemical Co., 4.25%, 11/15/2020			109,015
						302,321
			Energy-2.1%
100	M		Anadarko Petroleum Corp., 5.95%, 9/15/2016			101,747
100	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019		(a)	105,543
100	M		Continental Resources, Inc., 5%, 9/15/2022			86,687
100	M		DCP Midstream Operating, LP, 2.5%, 12/1/2017			95,402
100	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021			95,035
100	M		Plains All American Pipeline, LP, 5.875%, 8/15/2016			100,460
100	M		Suncor Energy, Inc., 6.1%, 6/1/2018			106,956
100	M		Valero Energy Corp., 9.375%, 3/15/2019			119,321
						811,151
			Financial Services-3.2%
100	M		American Express Co., 7%, 3/19/2018			109,739
100	M		American International Group, Inc., 3.75%, 7/10/2025			100,075
100	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020			111,986
100	M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			106,322
100	M		BlackRock, Inc., 5%, 12/10/2019			111,937
			ERAC USA Finance, LLC:
100	M		4.5%, 8/16/2021		(a)	108,886
100	M		3.3%, 10/15/2022		(a)	101,809
100	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			118,853
100	M		General Electric Capital Corp., 5.625%, 9/15/2017			106,806
100	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022		(a)	109,022
100	M		Prudential Financial, Inc., 7.375%, 6/15/2019			116,132
						1,201,567
			Financials-4.3%
			Bank of America Corp.:
100	M		5.65%, 5/1/2018			107,400
100	M		5%, 5/13/2021			111,115
100	M		Barclays Bank, PLC, 5.125%, 1/8/2020			108,857
100	M		Capital One Financial Corp., 3.75%, 4/24/2024			103,073
			Citigroup, Inc.:
100	M		6.125%, 11/21/2017			106,717
100	M		4.5%, 1/14/2022			109,616
100	M		Deutsche Bank AG, 3.7%, 5/30/2024			98,887
100	M		Fifth Third Bancorp, 3.5%, 3/15/2022			104,387
100	M		Goldman Sachs Group, Inc., 3.625%, 1/22/2023			103,298
			JPMorgan Chase & Co.:
100	M		6%, 1/15/2018			107,723
100	M		4.5%, 1/24/2022			110,440
			Morgan Stanley:
100	M		6.625%, 4/1/2018			109,305
100	M		5.5%, 7/28/2021			114,258
100	M		SunTrust Banks, Inc., 6%, 9/11/2017			105,769
100	M		U.S. Bancorp, 3.6%, 9/11/2024			105,494
						1,606,339
			Food/Drug-.3%
100	M		CVS Health Corp., 3.875%, 7/20/2025			108,119
			Food/Tobacco-.5%
200	M		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026			210,578
			Forest Products/Container-.3%
100	M		Rock-Tenn Co., 4.9%, 3/1/2022			107,554
			Health Care-1.1%
100	M		Biogen, Inc., 6.875%, 3/1/2018			109,563
100	M		Express Scripts Holding Co., 4.75%, 11/15/2021			108,779
100	M		Gilead Sciences, Inc., 3.65%, 3/1/2026			106,394
100	M		Laboratory Corp. of America Holdings, 3.75%, 8/23/2022			103,384
						428,120
			Higher Education-.3%
100	M		Yale University, 2.086%, 4/15/2019			102,504
			Information Technology-.5%
100	M		Apple, Inc., 2.5%, 2/9/2025			99,516
100	M		Hewlett Packard Enterprise Co., 2.85%, 10/5/2018		(a)	101,740
						201,256
			Manufacturing-.3%
100	M		Tyco Electronics Group SA, 6.55%, 10/1/2017			106,883
			Media-Broadcasting-.3%
100	M		Comcast Corp., 5.15%, 3/1/2020			112,581
			Media-Diversified-.3%
100	M		Time Warner, Inc., 3.6%, 7/15/2025			102,842
			Metals/Mining-.3%
100	M		Newmont Mining Corp., 5.125%, 10/1/2019			107,562
			Real Estate Investment Trusts-1.7%
100	M		AvalonBay Communities, Inc., 3.5%, 11/15/2025			103,807
100	M		Digital Realty Trust, LP, 5.25%, 3/15/2021			110,088
100	M		HCP, Inc., 5.375%, 2/1/2021			109,322
100	M		ProLogis, LP, 3.35%, 2/1/2021			104,284
100	M		Simon Property Group, LP, 3.375%, 10/1/2024			104,734
100	M		Ventas Realty, LP, 4.75%, 6/1/2021			110,102
						642,337
			Retail-General Merchandise-.6%
100	M		Amazon.com, Inc., 4.8%, 12/5/2034			112,677
100	M		Home Depot, Inc., 5.875%, 12/16/2036			130,378
						243,055
			Telecommunications-.6%
100	M		AT&T, Inc., 3.8%, 3/15/2022			105,519
100	M		Verizon Communications, Inc., 5.15%, 9/15/2023			115,603
						221,122
			Transportation-1.1%
100	M		Burlington North Santa Fe, LLC, 5.15%, 9/1/2043			117,206
100	M		GATX Corp., 5.2%, 3/15/2044			96,859
100	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022		(a)	106,922
100	M		Southwest Airlines Co., 2.65%, 11/5/2020			102,069
						423,056
			Utilities-1.5%
100	M		Electricite de France SA, 3.625%, 10/13/2025		(a)	102,136
100	M		Ohio Power Co., 5.375%, 10/1/2021			113,911
100	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044			101,116
100	M		Sempra Energy, 9.8%, 2/15/2019			120,363
100	M		South Carolina Electric & Gas Co., 5.45%, 2/1/2041			117,628
						555,154
Total Value of Corporate Bonds (cost $8,037,168)						7,913,664
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-7.1%
			Fannie Mae-6.4%
200	M		2.5%, 4/18/2031		(b)	205,329
280	M		3%, 6/1/2030-1/1/2045			292,771
1,077	M		3.5%, 11/1/2028 - 4/13/2046		(b)	1,134,441
295	M		4%, 7/1/2041-4/13/2046		(b)	315,641
313	M		4.5%, 8/1/2041-4/13/2046		(b)	341,373
129	M		5%, 3/1/2042			142,894
						2,432,449
			Freddie Mac-.7%
130	M		3.5%, 11/1/2042 - 7/1/2044			136,900
104	M		4%, 7/1/2044 - 4/1/2045			111,620
						248,520
Total Value of Residential Mortgage-Backed Securities (cost $2,664,830)						2,680,969
			U.S. GOVERNMENT OBLIGATIONS-5.1%
100	M		U.S. Treasury Bonds, 3.125%, 8/15/2044			110,652
			U.S. Treasury Notes:
100	M		0.3742%, 4/30/2017		+	100,003
100	M		0.3842%, 1/31/2017		+	100,020
300	M		0.4682%, 10/31/2017		+	300,049
500	M		0.5722%, 1/31/2018		+	500,704
550	M		0.625%, 1/15/2024 (TIPS)			582,108
200	M		2%, 2/15/2023			206,109
Total Value of U.S. Government Obligations (cost $1,887,869)						1,899,645
			ASSET BACKED SECURITIES-1.1%
			Fixed Autos
200	M		Avis Budget Rental Car Funding Aesop, LLC, 2.97%, 2/20/2020		(a)	203,523
100	M		Ford Credit Auto Lease Trust, 1.85%, 7/15/2019			100,434
100	M		Harley-Davidson Motorcycle Trust, 1.3%, 3/16/2020			99,970
Total Value of Asset Backed Securities (cost $402,957)						403,927
			U.S. GOVERNMENT AGENCY OBLIGATIONS-.9%
			Fannie Mae:
100	M		1.75%, 11/26/2019			102,378
250	M		2.36%, 12/14/2022			250,500
Total Value of U.S. Government Agency Obligations (cost $347,285)						352,878
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-5.7%
			Federal Home Loan Bank:
500	M		0.31%, 4/8/2016			499,981
650	M		0.32%, 5/13/2016			649,810
1,000	M		0.33%, 4/11/2016			999,944
Total Value of Short-Term U.S. Government Agency Obligations (cost $2,149,635)						2,149,735
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-4.2%
1,600	M		U.S. Treasury Bills, 0.252%, 4/7/2016 (cost $1,599,933)			1,599,971
Total Value of Investments (cost $37,770,829)				103.4%		39,022,638
Excess of Liabilities Over Other Assets				(3.4)		(1,314,516)
Net Assets				100.0%		$ 37,708,122

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
TIPS Treasury Inflation-Protected Securities

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2016, the Fund held nine 144A securities with an aggregate value of $1,046,970 representing 2.8% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31,
2016.

At March 31, 2016, the cost of investments for federal income tax purposes was $37,780,101. Accumulated net unrealized appreciation on investments was $1,242,537, consisting of $2,510,717 gross unrealized appreciation and
$1,268,180 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,021,849	$-	$-	22,021,849
Corporate Bonds	-	7,913,664	-	7,913,664
Residential
Mortgage-Backed Securities	-	2,680,969	-	2,680,969
U.S. Government Obligations	-	1,899,645	-	1,899,645
Asset Backed Securities
Fixed Autos	-	403,927	-	403,927
U.S. Government Agency
Obligations	-	352,878	-	352,878
Short-Term U.S. Government
Agency Obligations	-	2,149,735	-	2,149,735
Short-Term U.S. Government
Obilgations		1,599,971	-	1,599,971
Total Investments in Securities*	$22,021,849	$17,000,789	$-	$39,022,638

*The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Cash Management Fund, are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc.'s ("FIMCO") decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of March 31, 2016, is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives-Some of the Funds may invest in derivatives such as futures contracts and options on futures contracts ("options"), to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury

Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds' investment adviser, FIMCO to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the period ended March 31, 2016, the Funds had no investments in interest rate futures contracts or options.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: May 26, 2016